UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Funds
(Institutional Class, Investor Class, Service Class and Class L)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime 2015 Fund (Institutional Class shares) returned 15.53%, relative to a 16.29% return for the Morningstar Lifetime Moderate 2015 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	15.53%	N/A	5.56%
Investor Class	15.17%	5.33%	7.00%
Service Class	14.96%	5.23%	6.91%
Class L	14.83%	N/A	6.53%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	45.99%
Large Cap Equity	16.87
International Equity	12.27
Fixed Interest Contract	10.98
Mid Cap Equity	6.96
Real Estate Equity	4.24
Small Cap Equity	2.69
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,046.40	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,023.20	$2.32
Investor Class
Actual	$1,000.00	$1,045.10	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$4.12
Service Class
Actual	$1,000.00	$1,044.00	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.63
Class L
Actual	$1,000.00	$1,044.30	$5.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.40
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class shares, 0.80% for the Investor Class shares, 0.90% for the Service Class shares, and 1.05% for the Class L shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2020 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime 2020 Fund (Institutional Class shares) returned 16.80%, relative to a 17.73% return for the Morningstar Lifetime Moderate 2020 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	16.80%	N/A	7.88%
Investor Class	16.44%	N/A	7.52%
Service Class	16.24%	N/A	7.42%
Class L	16.13%	N/A	7.30%
(a) Institutional Class, Investor Class, Service Class, and Class L inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	42.64%
Large Cap Equity	18.90
International Equity	14.45
Fixed Interest Contract	8.68
Mid Cap Equity	7.72
Real Estate Equity	4.31
Small Cap Equity	3.30
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,051.00	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.47
Investor Class
Actual	$1,000.00	$1,049.30	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.27
Service Class
Actual	$1,000.00	$1,048.10	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.79
Class L
Actual	$1,000.00	$1,048.30	$5.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.56
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class shares, 0.83% for the Investor Class shares, 0.93% for the Service Class shares, and 1.08% for the Class L shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.39%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime 2025 Fund (Institutional Class shares) returned 18.43%, relative to a 19.36% return for the Morningstar Lifetime Moderate 2025 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	18.43%	N/A	6.39%
Investor Class	18.01%	6.24%	8.21%
Service Class	17.89%	6.13%	8.09%
Class L	17.68%	N/A	7.82%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	37.73%
Large Cap Equity	21.24
International Equity	17.45
Mid Cap Equity	8.68
Fixed Interest Contract	6.47
Real Estate Equity	4.36
Small Cap Equity	4.07
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,056.20	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.58
Investor Class
Actual	$1,000.00	$1,054.40	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.38
Service Class
Actual	$1,000.00	$1,053.10	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.89
Class L
Actual	$1,000.00	$1,053.50	$5.76
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.66
* Expenses are equal to the Fund's annualized expense ratio of 0.50% for the Institutional Class shares, 0.85% for the Investor Class shares, 0.95% for the Service Class shares, and 1.10% for the Class L shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.40%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2030 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime 2030 Fund (Institutional Class shares) returned 20.52%, relative to a 21.24% return for the Morningstar Lifetime Moderate 2030 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	20.52%	N/A	9.57%
Investor Class	20.00%	N/A	9.17%
Service Class	19.84%	N/A	9.12%
Class L	19.77%	N/A	8.98%
(a) Institutional Class, Investor Class, Service Class, and Class L inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	30.03%
Large Cap Equity	24.51
International Equity	21.57
Mid Cap Equity	10.00
Small Cap Equity	5.12
Real Estate Equity	4.52
Fixed Interest Contract	4.25
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,062.40	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.68
Investor Class
Actual	$1,000.00	$1,061.10	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.48
Service Class
Actual	$1,000.00	$1,059.70	$5.09
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.99
Class L
Actual	$1,000.00	$1,059.10	$5.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.76
* Expenses are equal to the Fund's annualized expense ratio of 0.52% for the Institutional Class shares, 0.87% for the Investor Class shares, 0.97% for the Service Class shares, and 1.12% for the Class L shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.42%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime 2035 Fund (Institutional Class shares) returned 22.58%, relative to a 23.04% return for the Morningstar Lifetime Moderate 2035 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	22.58%	N/A	7.52%
Investor Class	22.17%	7.40%	9.25%
Service Class	22.09%	7.29%	9.13%
Class L	21.84%	N/A	9.48%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	28.07%
International Equity	26.26
Bond	20.96
Mid Cap Equity	11.41
Small Cap Equity	6.35
Real Estate Equity	4.57
Fixed Interest Contract	2.38
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,069.90	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.83
Investor Class
Actual	$1,000.00	$1,068.30	$4.74
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.63
Service Class
Actual	$1,000.00	$1,067.30	$5.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$5.15
Class L
Actual	$1,000.00	$1,066.40	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.92
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares, 0.90% for the Investor Class shares, 1.00% for the Service Class shares, and 1.15% for the Class L shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2040 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime 2040 Fund (Institutional Class shares) returned 24.18%, relative to a 24.35% return for the Morningstar Lifetime Moderate 2040 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	24.18%	N/A	10.95%
Investor Class	23.83%	N/A	10.59%
Service Class	23.63%	N/A	10.46%
Class L	23.47%	N/A	10.34%
(a) Institutional Class, Investor Class, Service Class, and Class L inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.62%
International Equity	30.48
Bond	13.20
Mid Cap Equity	12.38
Small Cap Equity	7.44
Real Estate Equity	4.74
Fixed Interest Contract	1.14
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,075.50	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.89
Investor Class
Actual	$1,000.00	$1,074.10	$4.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.69
Service Class
Actual	$1,000.00	$1,073.40	$5.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$5.20
Class L
Actual	$1,000.00	$1,072.50	$6.13
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.97
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.91% for the Investor Class shares, 1.01% for the Service Class shares, and 1.16% for the Class L shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime 2045 Fund (Institutional Class shares) returned 25.14%, relative to a 24.97% return for the Morningstar Lifetime Moderate 2045 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	25.14%	N/A	8.00%
Investor Class	24.59%	7.88%	9.39%
Service Class	24.51%	7.79%	9.31%
Class L	24.31%	N/A	10.20%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	33.37%
Large Cap Equity	31.62
Mid Cap Equity	12.74
Bond	8.78
Small Cap Equity	8.23
Real Estate Equity	4.71
Fixed Interest Contract	0.55
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,079.40	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.94
Investor Class
Actual	$1,000.00	$1,076.60	$4.87
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.74
Service Class
Actual	$1,000.00	$1,076.10	$5.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$5.25
Class L
Actual	$1,000.00	$1,075.60	$6.19
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$6.02
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares, 1.02% for the Service Class shares, and 1.17% for the Class L shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2050 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime 2050 Fund (Institutional Class shares) returned 25.28%, relative to a 25.09% return for the Morningstar Lifetime Moderate 2050 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	25.28%	N/A	11.30%
Investor Class	24.82%	N/A	10.85%
Service Class	24.80%	N/A	10.82%
Class L	24.54%	N/A	10.64%
(a) Institutional Class, Investor Class, Service Class, and Class L inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	35.05%
Large Cap Equity	31.26
Mid Cap Equity	12.55
Small Cap Equity	8.69
Bond	7.29
Real Estate Equity	4.84
Fixed Interest Contract	0.32
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,080.10	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.94
Investor Class
Actual	$1,000.00	$1,077.20	$4.87
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.74
Service Class
Actual	$1,000.00	$1,077.80	$5.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$5.25
Class L
Actual	$1,000.00	$1,076.90	$6.19
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$6.02
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares, 1.02% for the Service Class shares, and 1.17% for the Class L shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West Lifetime 2055 Fund (Institutional Class shares) returned 25.19%, relative to a 25.05% return for the Morningstar Lifetime Moderate 2055 Index and a 26.60% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	25.19%	N/A	7.88%
Investor Class	24.70%	7.80%	9.22%
Service Class	24.70%	7.73%	9.14%
Class L	24.47%	N/A	10.16%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	36.24%
Large Cap Equity	30.49
Mid Cap Equity	12.19
Small Cap Equity	9.03
Bond	6.87
Real Estate Equity	4.88
Fixed Interest Contract	0.30
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,079.90	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.94
Investor Class
Actual	$1,000.00	$1,077.70	$4.87
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.74
Service Class
Actual	$1,000.00	$1,077.30	$5.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$5.25
Class L
Actual	$1,000.00	$1,075.80	$6.19
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$6.02
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares, 1.02% for the Service Class shares, and 1.17% for the Class L shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2060 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while – a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the since-inception period ended December 31, 2019, the Great-West Lifetime 2060 Fund (Institutional Class shares) returned 8.80%, relative to a 8.90% return for the Morningstar Lifetime Moderate 2060 Index and a 9.17% return for the MSCI ACWI Index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2019 (inception) through December 31, 2019.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
Since Inception(a)
Institutional Class	8.80%
Investor Class	8.56%
Service Class	8.58%
Class L	8.45%
(a) Institutional Class, Investor Class, Service Class, and Class L inception date was May 1, 2019.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	37.35%
Large Cap Equity	29.62
Mid Cap Equity	11.77
Small Cap Equity	9.32
Bond	6.71
Real Estate Equity	4.94
Fixed Interest Contract	0.29
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,078.80	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$3.09
Investor Class
Actual	$1,000.00	$1,077.00	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.89
Service Class
Actual	$1,000.00	$1,077.20	$5.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.99
Class L
Actual	$1,000.00	$1,075.90	$6.35
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$6.17
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Institutional Class shares, 0.95% for the Investor Class shares, 0.97% for the Service Class shares, and 1.20% for the Class L shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.49%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
8,527,672	Great-West Bond Index Fund Institutional Class(a)	$ 85,020,889
4,157,662	Great-West Core Bond Fund Institutional Class(a)	41,742,927
4,935,895	Great-West Global Bond Fund Institutional Class(a)	44,176,263
2,747,953	Great-West High Yield Bond Fund Institutional Class(a)	26,270,433
10,134,060	Great-West Inflation-Protected Securities Fund Institutional Class(a)	99,921,833
3,549,413	Great-West Multi-Sector Bond Fund Institutional Class(a)	34,393,811
3,790,943	Great-West Short Duration Bond Fund Institutional Class(a)	37,681,969

TOTAL BOND MUTUAL FUNDS — 46.02% (Cost $366,297,150)		$369,208,125
EQUITY MUTUAL FUNDS
449,654	American Century Real Estate Fund Class R6	13,467,134
745,377	DFA International Real Estate Securities Portfolio Institutional Class	3,719,432
247,574	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,042,689
1,160,090	Great-West Emerging Markets Equity Fund Institutional Class(a)	10,846,843
1,841,034	Great-West International Growth Fund Institutional Class(a)	17,268,898
3,778,488	Great-West International Index Fund Institutional Class(a)	38,389,438
2,552,397	Great-West International Value Fund Institutional Class(a)	21,108,320
2,928,569	Great-West Large Cap Growth Fund Institutional Class(a)	29,637,118
4,839,354	Great-West Large Cap Value Fund Institutional Class(a)	35,617,649
909,600	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,131,260
Shares		Fair Value
Equity Mutual Funds — (continued)
1,314,311	Great-West Mid Cap Value Fund Institutional Class(a)	$ 12,183,659
1,423,172	Great-West Real Estate Index Fund Institutional Class(a)	13,178,578
6,709,661	Great-West S&P 500® Index Fund Institutional Class(a)	65,217,905
3,129,250	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	27,912,910
1,668,164	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	13,228,540
108,940	Great-West Small Cap Growth Fund Institutional Class(a)	1,200,518
1,530,558	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,673,020
297,437	Invesco Global Real Estate Fund Class R6	3,714,990
154,438	Janus Henderson Triton Fund Class N	4,883,323
899,310	Northern Emerging Markets Equity Index Fund	10,953,601

TOTAL EQUITY MUTUAL FUNDS — 43.05% (Cost $346,599,040)		$345,375,825
Account Balance
FIXED INTEREST CONTRACT
88,135,281 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	88,135,281

TOTAL FIXED INTEREST CONTRACT — 10.98% (Cost $88,135,281)		$ 88,135,281
TOTAL INVESTMENTS — 100.05% (Cost $801,031,471)		$802,719,231
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (367,120)
TOTAL NET ASSETS — 100.00%		$802,352,111

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
2,905,573	Great-West Bond Index Fund Institutional Class(a)	$ 28,968,567
1,415,819	Great-West Core Bond Fund Institutional Class(a)	14,214,825
1,575,255	Great-West Global Bond Fund Institutional Class(a)	14,098,528
895,196	Great-West High Yield Bond Fund Institutional Class(a)	8,558,070
2,533,128	Great-West Inflation-Protected Securities Fund Institutional Class(a)	24,976,645
1,198,589	Great-West Multi-Sector Bond Fund Institutional Class(a)	11,614,331
984,860	Great-West Short Duration Bond Fund Institutional Class(a)	9,789,506

TOTAL BOND MUTUAL FUNDS — 42.66% (Cost $110,673,202)		$112,220,472
EQUITY MUTUAL FUNDS
146,561	American Century Real Estate Fund Class R6	4,389,497
253,358	DFA International Real Estate Securities Portfolio Institutional Class	1,264,256
89,288	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,097,350
465,638	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,353,715
700,256	Great-West International Growth Fund Institutional Class(a)	6,568,402
1,443,804	Great-West International Index Fund Institutional Class(a)	14,669,048
976,499	Great-West International Value Fund Institutional Class(a)	8,075,649
1,075,739	Great-West Large Cap Growth Fund Institutional Class(a)	10,886,477
1,760,255	Great-West Large Cap Value Fund Institutional Class(a)	12,955,479
364,210	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,855,409
Shares		Fair Value
Equity Mutual Funds — (continued)
474,218	Great-West Mid Cap Value Fund Institutional Class(a)	$ 4,396,001
476,230	Great-West Real Estate Index Fund Institutional Class(a)	4,409,887
2,467,820	Great-West S&P 500® Index Fund Institutional Class(a)	23,987,215
1,141,223	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,179,707
674,897	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,351,929
45,323	Great-West Small Cap Growth Fund Institutional Class(a)	499,465
557,840	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,618,913
101,244	Invesco Global Real Estate Fund Class R6	1,264,542
61,095	Janus Henderson Triton Fund Class N	1,931,813
357,811	Northern Emerging Markets Equity Index Fund	4,358,139

TOTAL EQUITY MUTUAL FUNDS — 48.70% (Cost $128,974,562)		$128,112,893
Account Balance
FIXED INTEREST CONTRACT
22,845,670 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	22,845,670

TOTAL FIXED INTEREST CONTRACT — 8.68% (Cost $22,845,670)		$ 22,845,670
TOTAL INVESTMENTS — 100.04% (Cost $262,493,434)		$263,179,035
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (117,417)
TOTAL NET ASSETS — 100.00%		$263,061,618

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
17,820,017	Great-West Bond Index Fund Institutional Class(a)	$ 177,665,567
8,675,077	Great-West Core Bond Fund Institutional Class(a)	87,097,771
9,122,630	Great-West Global Bond Fund Institutional Class(a)	81,647,534
5,300,598	Great-West High Yield Bond Fund Institutional Class(a)	50,673,718
11,248,213	Great-West Inflation-Protected Securities Fund Institutional Class(a)	110,907,379
7,307,122	Great-West Multi-Sector Bond Fund Institutional Class(a)	70,806,017
4,616,740	Great-West Short Duration Bond Fund Institutional Class(a)	45,890,396

TOTAL BOND MUTUAL FUNDS — 37.75% (Cost $618,077,721)		$ 624,688,382
EQUITY MUTUAL FUNDS
926,041	American Century Real Estate Fund Class R6	27,734,914
1,694,552	DFA International Real Estate Securities Portfolio Institutional Class	8,455,815
644,366	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,919,263
3,675,565	Great-West Emerging Markets Equity Fund Institutional Class(a)	34,366,534
5,265,261	Great-West International Growth Fund Institutional Class(a)	49,388,150
10,829,522	Great-West International Index Fund Institutional Class(a)	110,027,947
7,323,550	Great-West International Value Fund Institutional Class(a)	60,565,757
7,495,613	Great-West Large Cap Growth Fund Institutional Class(a)	75,855,605
12,505,826	Great-West Large Cap Value Fund Institutional Class(a)	92,042,880
2,822,838	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	22,131,049
Shares		Fair Value
Equity Mutual Funds — (continued)
3,400,632	Great-West Mid Cap Value Fund Institutional Class(a)	$ 31,523,862
2,980,231	Great-West Real Estate Index Fund Institutional Class(a)	27,596,942
17,343,436	Great-West S&P 500® Index Fund Institutional Class(a)	168,578,200
8,058,181	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	71,878,970
5,223,536	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	41,422,638
344,705	Great-West Small Cap Growth Fund Institutional Class(a)	3,798,646
3,912,180	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	32,392,846
676,578	Invesco Global Real Estate Fund Class R6	8,450,455
479,881	Janus Henderson Triton Fund Class N	15,173,842
2,832,415	Northern Emerging Markets Equity Index Fund	34,498,817

TOTAL EQUITY MUTUAL FUNDS — 55.82% (Cost $918,064,982)		$ 923,803,132
Account Balance
FIXED INTEREST CONTRACT
107,098,023 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	107,098,023

TOTAL FIXED INTEREST CONTRACT — 6.47% (Cost $107,098,023)		$ 107,098,023
TOTAL INVESTMENTS — 100.04% (Cost $1,643,240,726)		$1,655,589,537
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (730,451)
TOTAL NET ASSETS — 100.00%		$1,654,859,086

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
2,568,631	Great-West Bond Index Fund Institutional Class(a)	$ 25,609,253
1,252,075	Great-West Core Bond Fund Institutional Class(a)	12,570,831
1,263,464	Great-West Global Bond Fund Institutional Class(a)	11,308,002
741,495	Great-West High Yield Bond Fund Institutional Class(a)	7,088,689
1,144,442	Great-West Inflation-Protected Securities Fund Institutional Class(a)	11,284,204
1,047,863	Great-West Multi-Sector Bond Fund Institutional Class(a)	10,153,797
505,506	Great-West Short Duration Bond Fund Institutional Class(a)	5,024,729

TOTAL BOND MUTUAL FUNDS — 30.04% (Cost $81,849,504)		$ 83,039,505
EQUITY MUTUAL FUNDS
161,109	American Century Real Estate Fund Class R6	4,825,215
301,765	DFA International Real Estate Securities Portfolio Institutional Class	1,505,807
123,581	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,518,818
789,794	Great-West Emerging Markets Equity Fund Institutional Class(a)	7,384,573
1,076,690	Great-West International Growth Fund Institutional Class(a)	10,099,351
2,207,778	Great-West International Index Fund Institutional Class(a)	22,431,026
1,489,941	Great-West International Value Fund Institutional Class(a)	12,321,813
1,426,089	Great-West Large Cap Growth Fund Institutional Class(a)	14,432,018
2,426,062	Great-West Large Cap Value Fund Institutional Class(a)	17,855,817
595,096	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,665,551
Shares		Fair Value
Equity Mutual Funds — (continued)
658,970	Great-West Mid Cap Value Fund Institutional Class(a)	$ 6,108,657
505,115	Great-West Real Estate Index Fund Institutional Class(a)	4,677,363
3,322,562	Great-West S&P 500® Index Fund Institutional Class(a)	32,295,300
1,551,537	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	13,839,707
1,094,055	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	8,675,856
72,625	Great-West Small Cap Growth Fund Institutional Class(a)	800,324
747,982	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,193,291
120,454	Invesco Global Real Estate Fund Class R6	1,504,468
100,420	Janus Henderson Triton Fund Class N	3,175,289
609,104	Northern Emerging Markets Equity Index Fund	7,418,887

TOTAL EQUITY MUTUAL FUNDS — 65.75% (Cost $185,215,413)		$181,729,131
Account Balance
FIXED INTEREST CONTRACT
11,758,880 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	11,758,880

TOTAL FIXED INTEREST CONTRACT — 4.25% (Cost $11,758,880)		$ 11,758,880
TOTAL INVESTMENTS — 100.04% (Cost $278,823,797)		$276,527,516
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (115,993)
TOTAL NET ASSETS — 100.00%		$276,411,523

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
10,774,161	Great-West Bond Index Fund Institutional Class(a)	$ 107,418,383
5,249,601	Great-West Core Bond Fund Institutional Class(a)	52,705,991
5,119,737	Great-West Global Bond Fund Institutional Class(a)	45,821,650
3,038,255	Great-West High Yield Bond Fund Institutional Class(a)	29,045,721
3,183,366	Great-West Inflation-Protected Securities Fund Institutional Class(a)	31,387,985
4,372,506	Great-West Multi-Sector Bond Fund Institutional Class(a)	42,369,587
1,586,770	Great-West Short Duration Bond Fund Institutional Class(a)	15,772,493

TOTAL BOND MUTUAL FUNDS — 20.97% (Cost $320,369,312)		$ 324,521,810
EQUITY MUTUAL FUNDS
891,948	American Century Real Estate Fund Class R6	26,713,851
1,777,197	DFA International Real Estate Securities Portfolio Institutional Class	8,868,214
792,258	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,736,853
5,581,485	Great-West Emerging Markets Equity Fund Institutional Class(a)	52,186,889
7,246,111	Great-West International Growth Fund Institutional Class(a)	67,968,522
14,863,526	Great-West International Index Fund Institutional Class(a)	151,013,425
10,042,304	Great-West International Value Fund Institutional Class(a)	83,049,857
9,060,634	Great-West Large Cap Growth Fund Institutional Class(a)	91,693,613
15,546,200	Great-West Large Cap Value Fund Institutional Class(a)	114,420,031
4,138,981	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	32,449,607
Shares		Fair Value
Equity Mutual Funds — (continued)
4,236,512	Great-West Mid Cap Value Fund Institutional Class(a)	$ 39,272,463
2,835,464	Great-West Real Estate Index Fund Institutional Class(a)	26,256,395
21,236,844	Great-West S&P 500® Index Fund Institutional Class(a)	206,422,120
9,900,607	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	88,313,418
7,587,235	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	60,166,777
503,796	Great-West Small Cap Growth Fund Institutional Class(a)	5,551,832
4,745,324	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	39,291,280
709,285	Invesco Global Real Estate Fund Class R6	8,858,968
698,862	Janus Henderson Triton Fund Class N	22,098,002
4,310,711	Northern Emerging Markets Equity Index Fund	52,504,466

TOTAL EQUITY MUTUAL FUNDS — 76.69% (Cost $1,182,970,459)		$1,186,836,583
Account Balance
FIXED INTEREST CONTRACT
36,793,074 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	36,793,074

TOTAL FIXED INTEREST CONTRACT — 2.38% (Cost $36,793,074)		$ 36,793,074
TOTAL INVESTMENTS — 100.04% (Cost $1,540,132,845)		$1,548,151,467
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (692,219)
TOTAL NET ASSETS — 100.00%		$1,547,459,248

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
898,999	Great-West Bond Index Fund Institutional Class(a)	$ 8,963,021
438,733	Great-West Core Bond Fund Institutional Class(a)	4,404,880
416,146	Great-West Global Bond Fund Institutional Class(a)	3,724,506
249,325	Great-West High Yield Bond Fund Institutional Class(a)	2,383,547
156,187	Great-West Inflation-Protected Securities Fund Institutional Class(a)	1,540,004
365,600	Great-West Multi-Sector Bond Fund Institutional Class(a)	3,542,658
94,924	Great-West Short Duration Bond Fund Institutional Class(a)	943,546

TOTAL BOND MUTUAL FUNDS — 13.20% (Cost $25,082,456)		$ 25,502,162
EQUITY MUTUAL FUNDS
116,467	American Century Real Estate Fund Class R6	3,488,186
235,055	DFA International Real Estate Securities Portfolio Institutional Class	1,172,924
108,023	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,327,608
836,951	Great-West Emerging Markets Equity Fund Institutional Class(a)	7,825,491
1,034,855	Great-West International Growth Fund Institutional Class(a)	9,706,945
2,121,531	Great-West International Index Fund Institutional Class(a)	21,554,757
1,432,239	Great-West International Value Fund Institutional Class(a)	11,844,615
1,224,872	Great-West Large Cap Growth Fund Institutional Class(a)	12,395,705
2,114,109	Great-West Large Cap Value Fund Institutional Class(a)	15,559,843
606,048	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,751,414
Shares		Fair Value
Equity Mutual Funds — (continued)
575,451	Great-West Mid Cap Value Fund Institutional Class(a)	$ 5,334,427
358,061	Great-West Real Estate Index Fund Institutional Class(a)	3,315,650
2,881,017	Great-West S&P 500® Index Fund Institutional Class(a)	28,003,482
1,341,616	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	11,967,216
1,110,613	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	8,807,159
73,172	Great-West Small Cap Growth Fund Institutional Class(a)	806,352
640,198	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,300,843
93,774	Invesco Global Real Estate Fund Class R6	1,171,235
102,161	Janus Henderson Triton Fund Class N	3,230,332
654,542	Northern Emerging Markets Equity Index Fund	7,972,323

TOTAL EQUITY MUTUAL FUNDS — 85.70% (Cost $169,214,294)		$165,536,507
Account Balance
FIXED INTEREST CONTRACT
2,213,314 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	2,213,314

TOTAL FIXED INTEREST CONTRACT — 1.14% (Cost $2,213,314)		$ 2,213,314
TOTAL INVESTMENTS — 100.04% (Cost $196,510,064)		$193,251,983
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (84,878)
TOTAL NET ASSETS — 100.00%		$193,167,105

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
3,010,325	Great-West Bond Index Fund Institutional Class(a)	$ 30,012,943
1,471,805	Great-West Core Bond Fund Institutional Class(a)	14,776,925
1,355,468	Great-West Global Bond Fund Institutional Class(a)	12,131,441
815,944	Great-West High Yield Bond Fund Institutional Class(a)	7,800,419
214,174	Great-West Inflation-Protected Securities Fund Institutional Class(a)	2,111,757
1,212,925	Great-West Multi-Sector Bond Fund Institutional Class(a)	11,753,241
212,486	Great-West Short Duration Bond Fund Institutional Class(a)	2,112,113

TOTAL BOND MUTUAL FUNDS — 8.78% (Cost $79,539,786)		$ 80,698,839
EQUITY MUTUAL FUNDS
534,264	American Century Real Estate Fund Class R6	16,001,200
1,164,152	DFA International Real Estate Securities Portfolio Institutional Class	5,809,117
530,352	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,518,029
4,511,931	Great-West Emerging Markets Equity Fund Institutional Class(a)	42,186,556
5,329,395	Great-West International Growth Fund Institutional Class(a)	49,989,726
10,931,081	Great-West International Index Fund Institutional Class(a)	111,059,777
7,383,799	Great-West International Value Fund Institutional Class(a)	61,064,021
5,941,395	Great-West Large Cap Growth Fund Institutional Class(a)	60,126,921
10,404,167	Great-West Large Cap Value Fund Institutional Class(a)	76,574,668
3,196,428	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	25,059,993
Shares		Fair Value
Equity Mutual Funds — (continued)
2,833,067	Great-West Mid Cap Value Fund Institutional Class(a)	$ 26,262,527
1,701,457	Great-West Real Estate Index Fund Institutional Class(a)	15,755,494
14,081,672	Great-West S&P 500® Index Fund Institutional Class(a)	136,873,852
6,568,966	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	58,595,175
5,849,388	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	46,385,645
382,429	Great-West Small Cap Growth Fund Institutional Class(a)	4,214,368
3,106,331	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	25,720,421
464,877	Invesco Global Real Estate Fund Class R6	5,806,315
539,890	Janus Henderson Triton Fund Class N	17,071,318
3,484,010	Northern Emerging Markets Equity Index Fund	42,435,247

TOTAL EQUITY MUTUAL FUNDS — 90.71% (Cost $834,084,212)		$833,510,370
Account Balance
FIXED INTEREST CONTRACT
5,049,691 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	5,049,691

TOTAL FIXED INTEREST CONTRACT — 0.55% (Cost $5,049,691)		$ 5,049,691
TOTAL INVESTMENTS — 100.04% (Cost $918,673,689)		$919,258,900
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (410,008)
TOTAL NET ASSETS — 100.00%		$918,848,892

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
295,271	Great-West Bond Index Fund Institutional Class(a)	$ 2,943,851
143,488	Great-West Core Bond Fund Institutional Class(a)	1,440,617
133,294	Great-West Global Bond Fund Institutional Class(a)	1,192,980
79,697	Great-West High Yield Bond Fund Institutional Class(a)	761,899
118,590	Great-West Multi-Sector Bond Fund Institutional Class(a)	1,149,141
14,717	Great-West Short Duration Bond Fund Institutional Class(a)	146,289

TOTAL BOND MUTUAL FUNDS — 7.29% (Cost $7,486,321)		$ 7,634,777
EQUITY MUTUAL FUNDS
62,532	American Century Real Estate Fund Class R6	1,872,821
139,559	DFA International Real Estate Securities Portfolio Institutional Class	696,400
60,343	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	741,615
557,650	Great-West Emerging Markets Equity Fund Institutional Class(a)	5,214,027
629,426	Great-West International Growth Fund Institutional Class(a)	5,904,020
1,291,153	Great-West International Index Fund Institutional Class(a)	13,118,112
872,026	Great-West International Value Fund Institutional Class(a)	7,211,656
663,857	Great-West Large Cap Growth Fund Institutional Class(a)	6,718,231
1,173,057	Great-West Large Cap Value Fund Institutional Class(a)	8,633,698
383,655	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,007,853
319,151	Great-West Mid Cap Value Fund Institutional Class(a)	2,958,525
Shares		Fair Value
Equity Mutual Funds — (continued)
195,544	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,810,737
1,580,040	Great-West S&P 500® Index Fund Institutional Class(a)	15,357,993
736,160	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,566,551
704,414	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,586,003
46,394	Great-West Small Cap Growth Fund Institutional Class(a)	511,261
347,468	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,877,036
55,665	Invesco Global Real Estate Fund Class R6	695,257
64,723	Janus Henderson Triton Fund Class N	2,046,555
433,594	Northern Emerging Markets Equity Index Fund	5,281,180

TOTAL EQUITY MUTUAL FUNDS — 92.43% (Cost $98,381,590)		$ 96,809,531
Account Balance
FIXED INTEREST CONTRACT
334,261 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	334,261

TOTAL FIXED INTEREST CONTRACT — 0.32% (Cost $334,261)		$ 334,261
TOTAL INVESTMENTS — 100.04% (Cost $106,202,172)		$104,778,569
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (42,398)
TOTAL NET ASSETS — 100.00%		$104,736,171

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
1,080,908	Great-West Bond Index Fund Institutional Class(a)	$ 10,776,649
526,483	Great-West Core Bond Fund Institutional Class(a)	5,285,887
513,426	Great-West Global Bond Fund Institutional Class(a)	4,595,167
291,385	Great-West High Yield Bond Fund Institutional Class(a)	2,785,641
435,715	Great-West Multi-Sector Bond Fund Institutional Class(a)	4,222,080
53,613	Great-West Short Duration Bond Fund Institutional Class(a)	532,911

TOTAL BOND MUTUAL FUNDS — 6.87% (Cost $27,744,093)		$ 28,198,335
EQUITY MUTUAL FUNDS
242,047	American Century Real Estate Fund Class R6	7,249,323
569,650	DFA International Real Estate Securities Portfolio Institutional Class	2,842,551
230,061	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,827,444
2,334,538	Great-West Emerging Markets Equity Fund Institutional Class(a)	21,827,935
2,519,069	Great-West International Growth Fund Institutional Class(a)	23,628,865
5,165,944	Great-West International Index Fund Institutional Class(a)	52,485,994
3,489,427	Great-West International Value Fund Institutional Class(a)	28,857,559
2,509,136	Great-West Large Cap Growth Fund Institutional Class(a)	25,392,455
4,477,056	Great-West Large Cap Value Fund Institutional Class(a)	32,951,134
1,562,662	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	12,251,269
1,220,323	Great-West Mid Cap Value Fund Institutional Class(a)	11,312,390
Shares		Fair Value
Equity Mutual Funds — (continued)
768,648	Great-West Real Estate Index Fund Institutional Class(a)	$ 7,117,681
6,016,609	Great-West S&P 500® Index Fund Institutional Class(a)	58,481,440
2,804,469	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	25,015,861
2,866,085	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	22,728,057
189,508	Great-West Small Cap Growth Fund Institutional Class(a)	2,088,377
1,312,783	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,869,847
227,350	Invesco Global Real Estate Fund Class R6	2,839,599
264,321	Janus Henderson Triton Fund Class N	8,357,844
1,804,155	Northern Emerging Markets Equity Index Fund	21,974,611

TOTAL EQUITY MUTUAL FUNDS — 92.87% (Cost $384,234,763)		$381,100,236
Account Balance
FIXED INTEREST CONTRACT
1,229,593 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,229,593

TOTAL FIXED INTEREST CONTRACT — 0.30% (Cost $1,229,593)		$ 1,229,593
TOTAL INVESTMENTS — 100.04% (Cost $413,208,449)		$410,528,164
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (171,780)
TOTAL NET ASSETS — 100.00%		$410,356,384

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
3,013	Great-West Bond Index Fund Institutional Class(a)	$ 30,044
1,473	Great-West Core Bond Fund Institutional Class(a)	14,792
1,523	Great-West Global Bond Fund Institutional Class(a)	13,628
816	Great-West High Yield Bond Fund Institutional Class(a)	7,797
1,222	Great-West Multi-Sector Bond Fund Institutional Class(a)	11,844
143	Great-West Short Duration Bond Fund Institutional Class(a)	1,421

TOTAL BOND MUTUAL FUNDS — 6.72% (Cost $79,899)		$ 79,526
EQUITY MUTUAL FUNDS
696	American Century Real Estate Fund Class R6	20,847
1,715	DFA International Real Estate Securities Portfolio Institutional Class	8,558
644	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,919
7,163	Great-West Emerging Markets Equity Fund Institutional Class(a)	66,972
7,406	Great-West International Growth Fund Institutional Class(a)	69,464
15,183	Great-West International Index Fund Institutional Class(a)	154,259
10,257	Great-West International Value Fund Institutional Class(a)	84,821
6,966	Great-West Large Cap Growth Fund Institutional Class(a)	70,499
12,586	Great-West Large Cap Value Fund Institutional Class(a)	92,631
4,653	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	36,483
3,419	Great-West Mid Cap Value Fund Institutional Class(a)	31,691
Shares		Fair Value
Equity Mutual Funds — (continued)
2,231	Great-West Real Estate Index Fund Institutional Class(a)	$ 20,663
16,758	Great-West S&P 500® Index Fund Institutional Class(a)	162,890
7,813	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	69,689
8,529	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	67,638
568	Great-West Small Cap Growth Fund Institutional Class(a)	6,254
3,647	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,201
685	Invesco Global Real Estate Fund Class R6	8,551
790	Janus Henderson Triton Fund Class N	24,971
5,519	Northern Emerging Markets Equity Index Fund	67,222

TOTAL EQUITY MUTUAL FUNDS — 93.05% (Cost $1,089,108)		$1,102,223
Account Balance
FIXED INTEREST CONTRACT
3,432 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,432

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $3,432)		$ 3,432
TOTAL INVESTMENTS — 100.06% (Cost $1,172,439)		$1,185,181
OTHER ASSETS & LIABILITIES, NET — (0.06)%		$ (672)
TOTAL NET ASSETS — 100.00%		$1,184,509

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$765,980,751	$249,970,788	$1,561,275,694
Investments at fair value, unaffiliated(b)	36,738,480	13,208,247	94,313,843
Subscriptions receivable	540,295	967,377	1,675,555
Receivable for investments sold	1,593,029	-	4,892,685
Total Assets	804,852,555	264,146,412	1,662,157,777
LIABILITIES:
Payable for distribution fees	92,005	35,606	151,729
Payable for investments purchased	112,298	757,897	40,797
Payable for shareholder services fees	219,098	61,937	441,912
Payable to investment adviser	56,017	19,874	136,810
Redemptions payable	2,021,026	209,480	6,527,443
Total Liabilities	2,500,444	1,084,794	7,298,691
NET ASSETS	$802,352,111	$263,061,618	$1,654,859,086
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,021,837	$2,409,304	$13,680,924
Paid-in capital in excess of par	791,298,860	260,126,041	1,615,626,924
Undistributed/accumulated earnings	4,031,414	526,273	25,551,238
NET ASSETS	$802,352,111	$263,061,618	$1,654,859,086
NET ASSETS BY CLASS
Investor Class	$57,202,499	$14,882,865	$108,827,654
Service Class	$369,554,115	$32,033,972	$1,026,059,723
Class L	$288,035,143	$158,358,643	$307,684,578
Institutional Class	$87,560,354	$57,786,138	$212,287,131
CAPITAL STOCK:
Authorized
Investor Class	50,000,000	5,000,000	70,000,000
Service Class	135,000,000	35,000,000	230,000,000
Class L	60,000,000	30,000,000	60,000,000
Institutional Class	20,000,000	12,000,000	60,000,000
Issued and Outstanding
Investor Class	4,155,446	1,364,639	7,526,833
Service Class	27,010,542	2,928,243	71,383,742
Class L	29,494,669	14,507,242	32,844,597
Institutional Class	9,557,715	5,292,915	25,054,071
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.77	$10.91	$14.46
Service Class	$13.68	$10.94	$14.37
Class L	$9.77	$10.92	$9.37
Institutional Class	$9.16	$10.92	$8.47
(a) Cost of investments, affiliated	$766,284,309	$249,679,829	$1,555,042,898
(b) Cost of investments, unaffiliated	$34,747,162	$12,813,605	$88,197,828
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$258,097,850	$1,429,107,966	$176,216,983
Investments at fair value, unaffiliated(b)	18,429,666	119,043,501	17,035,000
Subscriptions receivable	442,298	2,442,340	239,310
Receivable for investments sold	110,609	3,276,790	-
Total Assets	277,080,423	1,553,870,597	193,491,293
LIABILITIES:
Payable for distribution fees	33,013	137,656	24,015
Payable for investments purchased	225,782	159,273	184,253
Payable for shareholder services fees	59,060	410,120	42,701
Payable to investment adviser	23,920	144,443	18,162
Redemptions payable	327,125	5,559,857	55,057
Total Liabilities	668,900	6,411,349	324,188
NET ASSETS	$276,411,523	$1,547,459,248	$193,167,105
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,454,989	$13,084,450	$1,718,541
Paid-in capital in excess of par	273,273,362	1,504,283,745	191,193,294
Undistributed/accumulated earnings	683,172	30,091,053	255,270
NET ASSETS	$276,411,523	$1,547,459,248	$193,167,105
NET ASSETS BY CLASS
Investor Class	$10,576,639	$98,419,575	$5,111,771
Service Class	$45,450,653	$984,866,435	$36,468,875
Class L	$142,139,562	$262,128,857	$102,348,404
Institutional Class	$78,244,669	$202,044,381	$49,238,055
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	70,000,000	20,000,000
Service Class	20,000,000	225,000,000	35,000,000
Class L	20,000,000	46,000,000	14,000,000
Institutional Class	15,000,000	50,000,000	10,000,000
Issued and Outstanding
Investor Class	940,753	6,942,138	456,907
Service Class	4,027,829	70,697,527	3,244,006
Class L	12,633,152	28,487,811	9,112,201
Institutional Class	6,948,160	24,717,024	4,372,297
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.24	$14.18	$11.19
Service Class	$11.28	$13.93	$11.24
Class L	$11.25	$9.20	$11.23
Institutional Class	$11.26	$8.17	$11.26
(a) Cost of investments, affiliated	$260,868,666	$1,429,848,416	$179,811,704
(b) Cost of investments, unaffiliated	$17,955,131	$110,284,429	$16,698,360
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$832,135,703	$94,186,356	$367,264,236
Investments at fair value, unaffiliated(b)	87,123,197	10,592,213	43,263,928
Subscriptions receivable	1,808,708	177,302	766,115
Receivable for investments sold	2,061,811	532,496	1,471,058
Total Assets	923,129,419	105,488,367	412,765,337
LIABILITIES:
Payable for distribution fees	80,010	10,658	29,955
Payable for investments purchased	227,953	65,300	74,677
Payable for shareholder services fees	240,576	21,671	101,993
Payable to investment adviser	89,422	10,069	39,832
Redemptions payable	3,642,566	644,498	2,162,496
Total Liabilities	4,280,527	752,196	2,408,953
NET ASSETS	$918,848,892	$104,736,171	$410,356,384
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,815,842	$899,482	$3,116,072
Paid-in capital in excess of par	897,031,762	102,963,848	404,299,586
Undistributed/accumulated earnings	14,001,288	872,841	2,940,726
NET ASSETS	$918,848,892	$104,736,171	$410,356,384
NET ASSETS BY CLASS
Investor Class	$44,077,160	$3,123,924	$18,634,163
Service Class	$606,808,261	$29,274,435	$289,414,535
Class L	$138,789,653	$39,877,093	$26,352,145
Institutional Class	$129,173,818	$32,460,719	$75,955,541
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	5,000,000	35,000,000
Service Class	120,000,000	35,000,000	70,000,000
Class L	28,000,000	7,000,000	28,000,000
Institutional Class	30,000,000	5,000,000	35,000,000
Issued and Outstanding
Investor Class	3,112,664	268,753	1,082,603
Service Class	44,724,267	2,511,606	17,406,360
Class L	14,793,401	3,430,032	2,946,834
Institutional Class	15,528,092	2,784,432	9,724,919
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.16	$11.62	$17.21
Service Class	$13.57	$11.66	$16.63
Class L	$9.38	$11.63	$8.94
Institutional Class	$8.32	$11.66	$7.81
(a) Cost of investments, affiliated	$838,322,584	$95,858,028	$372,274,497
(b) Cost of investments, unaffiliated	$80,351,105	$10,344,144	$40,933,952
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
Great-West Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,055,032
Investments at fair value, unaffiliated(b)	130,149
Subscriptions receivable	161
Receivable for investments sold	5,313
Total Assets	1,190,655
LIABILITIES:
Payable for distribution fees	222
Payable for investments purchased	160
Payable for shareholder services fees	339
Payable to investment adviser	111
Redemptions payable	5,314
Total Liabilities	6,146
NET ASSETS	$1,184,509
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$11,198
Paid-in capital in excess of par	1,140,514
Undistributed/accumulated earnings	32,797
NET ASSETS	$1,184,509
NET ASSETS BY CLASS
Investor Class	$44,891
Service Class	$22,857
Class L	$1,082,427
Institutional Class	$34,334
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Service Class	70,000,000
Class L	28,000,000
Institutional Class	10,000,000
Issued and Outstanding
Investor Class	4,242
Service Class	2,159
Class L	102,342
Institutional Class	3,241
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.58
Service Class	$10.59
Class L	$10.58
Institutional Class	$10.59
(a) Cost of investments, affiliated	$1,044,413
(b) Cost of investments, unaffiliated	$128,026
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$1,311,019	$282,023	$1,510,742
Dividends, affiliated	17,740,274	5,311,846	36,326,615
Dividends, unaffiliated	1,282,547	437,692	3,166,088
Total Income	20,333,840	6,031,561	41,003,445
EXPENSES:
Management fees	997,192	270,433	1,992,301
Shareholder services fees – Investor Class	215,635	52,906	418,929
Shareholder services fees – Service Class	1,475,612	113,774	3,798,688
Shareholder services fees – Class L	926,720	430,668	921,288
Distribution fees – Service Class	421,436	32,513	1,085,256
Distribution fees – Class L	662,192	308,063	658,607
Total Expenses	4,698,787	1,208,357	8,875,069
Less management fees waived	323,036	71,093	401,109
Net Expenses	4,375,751	1,137,264	8,473,960
NET INVESTMENT INCOME	15,958,089	4,894,297	32,529,485
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	701,771	(5,078,327)	(5,980,113)
Net realized gain (loss) on investments, unaffiliated	1,337,960	(30,925)	4,782,227
Realized gain distributions received, affiliated	18,546,830	6,631,886	47,817,199
Realized gain distributions received, unaffiliated	1,219,248	417,675	2,787,937
Net Realized Gain	21,805,809	1,940,309	49,407,250
Net change in unrealized appreciation on investments, affiliated	73,118,703	23,897,505	177,912,892
Net change in unrealized appreciation on investments, unaffiliated	5,295,818	1,736,177	11,635,972
Net Change in Unrealized Appreciation	78,414,521	25,633,682	189,548,864
Net Realized and Unrealized Gain	100,220,330	27,573,991	238,956,114
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,178,419	$32,468,288	$271,485,599
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$131,407	$483,000	$23,354
Dividends, affiliated	5,330,743	31,885,642	3,504,778
Dividends, unaffiliated	563,601	3,719,219	494,848
Total Income	6,025,751	36,087,861	4,022,980
EXPENSES:
Management fees	267,129	1,817,655	181,116
Shareholder services fees – Investor Class	33,576	375,696	14,820
Shareholder services fees – Service Class	150,507	3,536,095	113,674
Shareholder services fees – Class L	361,575	757,730	250,553
Distribution fees – Service Class	43,021	1,010,388	32,502
Distribution fees – Class L	258,724	541,787	179,324
Total Expenses	1,114,532	8,039,351	771,989
Less management fees waived	38,738	181,397	13,538
Net Expenses	1,075,794	7,857,954	758,451
NET INVESTMENT INCOME	4,949,957	28,229,907	3,264,529
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(4,315,845)	(11,236,510)	(2,971,682)
Net realized gain (loss) on investments, unaffiliated	(59,377)	5,964,440	(22,965)
Realized gain distributions received, affiliated	9,078,878	59,402,084	7,912,551
Realized gain distributions received, unaffiliated	494,970	2,979,078	393,407
Net Realized Gain	5,198,626	57,109,092	5,311,311
Net change in unrealized appreciation on investments, affiliated	26,181,485	200,553,813	20,110,321
Net change in unrealized appreciation on investments, unaffiliated	2,241,113	13,879,905	1,930,867
Net Change in Unrealized Appreciation	28,422,598	214,433,718	22,041,188
Net Realized and Unrealized Gain	33,621,224	271,542,810	27,352,499
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,571,181	$299,772,717	$30,617,028
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$65,337	$3,879	$16,410
Dividends, affiliated	17,851,649	1,882,100	7,722,244
Dividends, unaffiliated	2,653,343	311,545	1,314,647
Total Income	20,570,329	2,197,524	9,053,301
EXPENSES:
Management fees	1,063,866	99,958	453,384
Shareholder services fees – Investor Class	185,998	9,238	73,579
Shareholder services fees – Service Class	2,131,315	91,095	964,728
Shareholder services fees – Class L	397,870	100,510	71,695
Distribution fees – Service Class	609,076	26,050	275,767
Distribution fees – Class L	284,489	71,931	51,277
Total Expenses	4,672,614	398,782	1,890,430
Less management fees waived	68,683	6,329	30,096
Net Expenses	4,603,931	392,453	1,860,334
NET INVESTMENT INCOME	15,966,398	1,805,071	7,192,967
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(8,880,049)	(1,425,868)	(2,728,251)
Net realized gain on investments, unaffiliated	3,910,427	36,270	1,682,664
Realized gain distributions received, affiliated	39,846,390	4,444,325	17,285,235
Realized gain distributions received, unaffiliated	1,970,762	231,302	932,664
Net Realized Gain	36,847,530	3,286,029	17,172,312
Net change in unrealized appreciation on investments, affiliated	129,315,354	11,214,625	52,637,035
Net change in unrealized appreciation on investments, unaffiliated	10,064,925	1,166,656	4,693,593
Net Change in Unrealized Appreciation	139,380,279	12,381,281	57,330,628
Net Realized and Unrealized Gain	176,227,809	15,667,310	74,502,940
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$192,194,207	$17,472,381	$81,695,907
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
Great-West Lifetime 2060 Fund(a)
INVESTMENT INCOME:
Interest, affiliated	$15
Dividends, affiliated	15,471
Dividends, unaffiliated	3,620
Total Income	19,106
EXPENSES:
Management fees	429
Shareholder services fees – Investor Class	39
Shareholder services fees – Service Class	30
Shareholder services fees – Class L	1,145
Distribution fees – Service Class	8
Distribution fees – Class L	809
Total Expenses	2,460
Less amount waived by distributor - Service Class	7
Less amount waived by distributor - Class L	1
Less management fees waived	23
Net Expenses	2,429
NET INVESTMENT INCOME	16,677
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(18,892)
Net realized loss on investments, unaffiliated	(2,821)
Realized gain distributions received, affiliated	45,653
Realized gain distributions received, unaffiliated	2,738
Net Realized Gain	26,678
Net change in unrealized appreciation on investments, affiliated	10,619
Net change in unrealized appreciation on investments, unaffiliated	2,123
Net Change in Unrealized Appreciation	12,742
Net Realized and Unrealized Gain	39,420
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,097
(a)Fund commenced operations on May 2, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime 2015 Fund	2019	2018
OPERATIONS:
Net investment income	$15,958,089	$22,341,285
Net realized gain	21,805,809	57,553,050
Net change in unrealized appreciation (depreciation)	78,414,521	(119,157,425)
Net Increase (Decrease) in Net Assets Resulting from Operations	116,178,419	(39,263,090)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,634,947)	(4,086,144)
Service Class	(23,905,601)	(27,938,803)
Class L	(22,888,936)	(19,694,605)
Institutional Class	(8,399,135)	(6,536,698)
From Net Investment Income and Net Realized Gains	(58,828,619)	(58,256,250)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	7,001,732	7,435,907
Service Class	56,905,608	88,187,080
Class L	54,886,565	53,280,180
Institutional Class	24,745,758	63,663,448
Shares issued in reinvestment of distributions
Investor Class	3,634,947	4,086,144
Service Class	23,905,601	27,938,803
Class L	22,888,936	19,694,605
Institutional Class	8,399,135	6,536,698
Shares redeemed
Investor Class	(19,404,177)	(35,948,162)
Service Class	(193,176,648)	(229,183,568)
Class L	(48,173,008)	(56,592,675)
Institutional Class	(22,106,952)	(30,131,886)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(80,492,503)	(81,033,426)
Total Decrease in Net Assets	(23,142,703)	(178,552,766)
NET ASSETS:
Beginning of year	825,494,814	1,004,047,580
End of year	$802,352,111	$825,494,814
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	512,737	529,981
Service Class	4,200,309	6,366,044
Class L	5,560,570	5,139,837
Institutional Class	2,653,767	6,340,328
Shares issued in reinvestment of distributions
Investor Class	267,822	306,513
Service Class	1,775,301	2,110,766
Class L	2,361,561	2,023,203
Institutional Class	918,567	710,990
Shares redeemed
Investor Class	(1,419,556)	(2,586,799)
Service Class	(14,263,120)	(16,538,364)
Class L	(4,889,571)	(5,475,799)
Institutional Class	(2,369,178)	(3,019,326)
Net Decrease	(4,690,791)	(4,092,626)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime 2020 Fund	2019	2018
OPERATIONS:
Net investment income	$4,894,297	$4,444,221
Net realized gain	1,940,309	11,298,262
Net change in unrealized appreciation (depreciation)	25,633,682	(25,492,783)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,468,288	(9,750,300)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(942,557)	(842,786)
Service Class	(2,041,876)	(1,723,019)
Class L	(8,742,153)	(4,404,212)
Institutional Class	(4,000,439)	(2,571,086)
From Net Investment Income and Net Realized Gains	(15,727,025)	(9,541,103)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,717,251	8,481,907
Service Class	9,500,372	21,224,275
Class L	93,718,393	77,344,625
Institutional Class	22,983,328	44,290,583
Shares issued in reinvestment of distributions
Investor Class	942,557	842,786
Service Class	2,041,876	1,723,019
Class L	8,742,153	4,404,212
Institutional Class	4,000,439	2,571,086
Shares redeemed
Investor Class	(5,209,941)	(3,762,751)
Service Class	(14,097,135)	(15,060,891)
Class L	(42,596,768)	(32,979,503)
Institutional Class	(17,262,182)	(19,560,178)
Net Increase in Net Assets Resulting from Capital Share Transactions	65,480,343	89,519,170
Total Increase in Net Assets	82,221,606	70,227,767
NET ASSETS:
Beginning of year	180,840,012	110,612,245
End of year	$263,061,618	$180,840,012
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	253,328	759,735
Service Class	877,706	1,924,173
Class L	8,644,233	7,015,203
Institutional Class	2,136,644	3,965,577
Shares issued in reinvestment of distributions
Investor Class	87,728	81,060
Service Class	189,745	165,191
Class L	813,047	424,608
Institutional Class	371,002	247,090
Shares redeemed
Investor Class	(488,260)	(345,310)
Service Class	(1,305,836)	(1,377,959)
Class L	(3,936,534)	(2,985,836)
Institutional Class	(1,596,453)	(1,751,346)
Net Increase	6,046,350	8,122,186
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime 2025 Fund	2019	2018
OPERATIONS:
Net investment income	$32,529,485	$40,347,835
Net realized gain	49,407,250	141,416,813
Net change in unrealized appreciation (depreciation)	189,548,864	(279,230,574)
Net Increase (Decrease) in Net Assets Resulting from Operations	271,485,599	(97,465,926)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(8,238,653)	(9,728,503)
Service Class	(75,477,570)	(84,943,534)
Class L	(30,518,876)	(23,664,799)
Institutional Class	(25,760,649)	(19,223,511)
From Net Investment Income and Net Realized Gains	(139,995,748)	(137,560,347)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	19,877,629	22,587,677
Service Class	164,558,749	238,197,288
Class L	109,539,669	82,453,751
Institutional Class	87,646,572	110,742,688
Shares issued in reinvestment of distributions
Investor Class	8,238,653	9,728,503
Service Class	75,477,570	84,943,534
Class L	30,518,876	23,664,799
Institutional Class	25,760,649	19,223,511
Shares redeemed
Investor Class	(48,981,637)	(71,072,071)
Service Class	(398,995,153)	(463,112,896)
Class L	(64,981,851)	(50,551,983)
Institutional Class	(64,679,407)	(48,982,907)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(56,019,681)	(42,178,106)
Total Increase (Decrease) in Net Assets	75,470,170	(277,204,379)
NET ASSETS:
Beginning of year	1,579,388,916	1,856,593,295
End of year	$1,654,859,086	$1,579,388,916
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,392,507	1,508,005
Service Class	11,555,288	16,052,176
Class L	11,468,859	7,984,813
Institutional Class	9,988,599	11,417,550
Shares issued in reinvestment of distributions
Investor Class	582,909	696,838
Service Class	5,375,674	6,123,534
Class L	3,297,582	2,502,292
Institutional Class	3,055,927	2,213,409
Shares redeemed
Investor Class	(3,415,635)	(4,761,196)
Service Class	(28,045,993)	(31,296,967)
Class L	(6,803,299)	(4,867,782)
Institutional Class	(7,334,426)	(5,048,858)
Net Increase	1,117,992	2,523,814
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime 2030 Fund	2019	2018
OPERATIONS:
Net investment income	$4,949,957	$3,982,392
Net realized gain	5,198,626	15,354,677
Net change in unrealized appreciation (depreciation)	28,422,598	(32,167,681)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,571,181	(12,830,612)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(757,222)	(548,205)
Service Class	(3,260,563)	(2,577,946)
Class L	(8,910,621)	(4,284,311)
Institutional Class	(5,853,039)	(3,438,944)
From Net Investment Income and Net Realized Gains	(18,781,445)	(10,849,406)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,209,775	4,141,469
Service Class	16,498,153	23,314,569
Class L	86,395,061	66,536,319
Institutional Class	30,212,779	48,355,195
Shares issued in reinvestment of distributions
Investor Class	757,222	548,205
Service Class	3,260,563	2,577,946
Class L	8,910,621	4,284,311
Institutional Class	5,853,039	3,438,944
Shares redeemed
Investor Class	(2,494,065)	(1,363,273)
Service Class	(18,676,429)	(12,312,269)
Class L	(33,442,572)	(28,678,542)
Institutional Class	(13,068,047)	(19,957,924)
Net Increase in Net Assets Resulting from Capital Share Transactions	87,416,100	90,884,950
Total Increase in Net Assets	107,205,836	67,204,932
NET ASSETS:
Beginning of year	169,205,687	102,000,755
End of year	$276,411,523	$169,205,687
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	291,501	355,025
Service Class	1,482,199	2,013,397
Class L	7,757,330	5,770,327
Institutional Class	2,741,814	4,132,045
Shares issued in reinvestment of distributions
Investor Class	69,026	51,523
Service Class	296,574	241,984
Class L	812,122	404,709
Institutional Class	531,188	323,009
Shares redeemed
Investor Class	(225,295)	(118,806)
Service Class	(1,686,337)	(1,066,579)
Class L	(3,018,553)	(2,499,992)
Institutional Class	(1,178,488)	(1,699,506)
Net Increase	7,873,081	7,907,136
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime 2035 Fund	2019	2018
OPERATIONS:
Net investment income	$28,229,907	$32,213,349
Net realized gain	57,109,092	178,151,031
Net change in unrealized appreciation (depreciation)	214,433,718	(332,241,606)
Net Increase (Decrease) in Net Assets Resulting from Operations	299,772,717	(121,877,226)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(8,826,863)	(11,978,833)
Service Class	(88,733,523)	(104,496,093)
Class L	(30,918,404)	(25,689,807)
Institutional Class	(29,765,394)	(22,808,973)
From Net Investment Income and Net Realized Gains	(158,244,184)	(164,973,706)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	21,376,244	21,353,761
Service Class	169,023,132	237,212,243
Class L	90,827,990	63,527,372
Institutional Class	60,663,410	99,090,529
Shares issued in reinvestment of distributions
Investor Class	8,826,863	11,978,833
Service Class	88,733,523	104,496,093
Class L	30,918,404	25,689,807
Institutional Class	29,765,394	22,808,973
Shares redeemed
Investor Class	(49,712,773)	(68,889,427)
Service Class	(363,971,603)	(422,825,065)
Class L	(49,638,138)	(52,140,825)
Institutional Class	(36,928,270)	(33,786,214)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(115,824)	8,516,080
Total Increase (Decrease) in Net Assets	141,412,709	(278,334,852)
NET ASSETS:
Beginning of year	1,406,046,539	1,684,381,391
End of year	$1,547,459,248	$1,406,046,539
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,536,254	1,409,986
Service Class	12,269,418	15,970,045
Class L	9,632,710	5,970,865
Institutional Class	7,126,905	9,944,638
Shares issued in reinvestment of distributions
Investor Class	645,745	874,034
Service Class	6,608,323	7,757,344
Class L	3,445,038	2,734,410
Institutional Class	3,701,505	2,684,044
Shares redeemed
Investor Class	(3,534,491)	(4,614,468)
Service Class	(26,418,785)	(28,557,538)
Class L	(5,258,575)	(4,859,613)
Institutional Class	(4,335,873)	(3,377,666)
Net Increase	5,418,174	5,936,081
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime 2040 Fund	2019	2018
OPERATIONS:
Net investment income	$3,264,529	$2,387,527
Net realized gain	5,311,311	12,604,774
Net change in unrealized appreciation (depreciation)	22,041,188	(26,298,575)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,617,028	(11,306,274)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(390,552)	(271,167)
Service Class	(2,930,287)	(1,910,910)
Class L	(7,273,208)	(3,152,226)
Institutional Class	(4,266,497)	(2,362,619)
From Net Investment Income and Net Realized Gains	(14,860,544)	(7,696,922)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,439,787	1,417,822
Service Class	15,955,843	18,850,996
Class L	66,814,118	47,415,105
Institutional Class	18,295,030	32,724,789
Shares issued in reinvestment of distributions
Investor Class	390,552	271,167
Service Class	2,930,287	1,910,910
Class L	7,273,208	3,152,226
Institutional Class	4,266,497	2,362,619
Shares redeemed
Investor Class	(850,345)	(1,035,151)
Service Class	(13,711,809)	(9,229,008)
Class L	(27,254,727)	(20,131,985)
Institutional Class	(9,743,939)	(10,690,924)
Net Increase in Net Assets Resulting from Capital Share Transactions	65,804,502	67,018,566
Total Increase in Net Assets	81,560,986	48,015,370
NET ASSETS:
Beginning of year	111,606,119	63,590,749
End of year	$193,167,105	$111,606,119
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	130,852	121,945
Service Class	1,442,040	1,614,114
Class L	6,036,121	4,067,360
Institutional Class	1,668,915	2,765,217
Shares issued in reinvestment of distributions
Investor Class	36,125	25,637
Service Class	270,443	181,153
Class L	670,871	300,090
Institutional Class	391,414	223,577
Shares redeemed
Investor Class	(77,270)	(89,891)
Service Class	(1,249,144)	(794,000)
Class L	(2,470,803)	(1,723,946)
Institutional Class	(879,250)	(902,491)
Net Increase	5,970,314	5,788,765
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime 2045 Fund	2019	2018
OPERATIONS:
Net investment income	$15,966,398	$17,277,465
Net realized gain	36,847,530	114,282,461
Net change in unrealized appreciation (depreciation)	139,380,279	(216,907,403)
Net Increase (Decrease) in Net Assets Resulting from Operations	192,194,207	(85,347,477)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,597,847)	(6,223,499)
Service Class	(61,937,292)	(64,708,920)
Class L	(17,598,466)	(13,584,278)
Institutional Class	(19,936,383)	(13,678,989)
From Net Investment Income and Net Realized Gains	(104,069,988)	(98,195,686)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	12,558,396	16,418,868
Service Class	131,225,930	173,785,264
Class L	49,122,778	37,813,878
Institutional Class	44,546,198	60,289,745
Shares issued in reinvestment of distributions
Investor Class	4,597,847	6,223,499
Service Class	61,937,292	64,708,920
Class L	17,598,466	13,584,278
Institutional Class	19,936,383	13,678,989
Shares redeemed
Investor Class	(32,262,814)	(41,243,097)
Service Class	(238,339,589)	(265,399,294)
Class L	(29,572,895)	(26,253,438)
Institutional Class	(26,380,350)	(21,205,096)
Net Increase in Net Assets Resulting from Capital Share Transactions	14,967,642	32,402,516
Total Increase (Decrease) in Net Assets	103,091,861	(151,140,647)
NET ASSETS:
Beginning of year	815,757,031	966,897,678
End of year	$918,848,892	$815,757,031
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	901,697	1,080,935
Service Class	9,765,707	11,849,306
Class L	5,127,350	3,444,996
Institutional Class	5,121,635	5,932,282
Shares issued in reinvestment of distributions
Investor Class	339,463	454,982
Service Class	4,766,322	4,910,713
Class L	1,936,208	1,416,904
Institutional Class	2,452,724	1,581,024
Shares redeemed
Investor Class	(2,289,439)	(2,758,593)
Service Class	(17,774,432)	(18,155,254)
Class L	(3,089,515)	(2,386,102)
Institutional Class	(3,026,664)	(2,057,886)
Net Increase	4,231,056	5,313,307
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime 2050 Fund	2019	2018
OPERATIONS:
Net investment income	$1,805,071	$1,235,345
Net realized gain	3,286,029	6,973,456
Net change in unrealized appreciation (depreciation)	12,381,281	(14,572,511)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,472,381	(6,363,710)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(248,333)	(158,993)
Service Class	(2,407,999)	(1,462,480)
Class L	(2,870,313)	(1,291,697)
Institutional Class	(2,705,221)	(1,300,630)
From Net Investment Income and Net Realized Gains	(8,231,866)	(4,213,800)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,079,239	1,680,970
Service Class	13,492,044	13,634,119
Class L	25,309,808	17,578,067
Institutional Class	14,045,745	16,222,111
Shares issued in reinvestment of distributions
Investor Class	248,333	158,993
Service Class	2,407,999	1,462,480
Class L	2,870,313	1,291,697
Institutional Class	2,705,221	1,300,630
Shares redeemed
Investor Class	(679,052)	(569,528)
Service Class	(10,501,596)	(5,318,569)
Class L	(10,380,249)	(6,968,779)
Institutional Class	(4,427,902)	(5,996,518)
Net Increase in Net Assets Resulting from Capital Share Transactions	36,169,903	34,475,673
Total Increase in Net Assets	45,410,418	23,898,163
NET ASSETS:
Beginning of year	59,325,753	35,427,590
End of year	$104,736,171	$59,325,753
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	94,743	137,643
Service Class	1,182,881	1,129,227
Class L	2,226,766	1,462,114
Institutional Class	1,233,523	1,333,121
Shares issued in reinvestment of distributions
Investor Class	22,194	14,645
Service Class	215,027	134,451
Class L	256,750	119,339
Institutional Class	240,424	119,713
Shares redeemed
Investor Class	(60,627)	(47,254)
Service Class	(921,309)	(443,807)
Class L	(911,769)	(579,871)
Institutional Class	(388,755)	(485,874)
Net Increase	3,189,848	2,893,447
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Lifetime 2055 Fund	2019	2018
OPERATIONS:
Net investment income	$7,192,967	$7,090,201
Net realized gain	17,172,312	44,485,394
Net change in unrealized appreciation (depreciation)	57,330,628	(88,712,223)
Net Increase (Decrease) in Net Assets Resulting from Operations	81,695,907	(37,136,628)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,720,830)	(2,775,516)
Service Class	(26,042,194)	(24,012,329)
Class L	(3,732,441)	(2,434,990)
Institutional Class	(13,066,349)	(7,431,553)
From Net Investment Income and Net Realized Gains	(44,561,814)	(36,654,388)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	7,945,278	14,497,970
Service Class	96,645,084	111,010,796
Class L	14,364,911	11,092,008
Institutional Class	31,292,459	34,486,909
Shares issued in reinvestment of distributions
Investor Class	1,720,830	2,775,516
Service Class	26,042,194	24,012,329
Class L	3,732,441	2,434,990
Institutional Class	13,066,349	7,431,553
Shares redeemed
Investor Class	(13,906,425)	(30,397,097)
Service Class	(115,821,356)	(122,553,337)
Class L	(8,716,619)	(7,311,476)
Institutional Class	(14,501,286)	(10,489,141)
Net Increase in Net Assets Resulting from Capital Share Transactions	41,863,860	36,991,020
Total Increase (Decrease) in Net Assets	78,997,953	(36,799,996)
NET ASSETS:
Beginning of year	331,358,431	368,158,427
End of year	$410,356,384	$331,358,431
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	471,528	799,055
Service Class	5,918,195	6,308,857
Class L	1,537,881	1,016,023
Institutional Class	3,761,008	3,511,670
Shares issued in reinvestment of distributions
Investor Class	104,621	168,753
Service Class	1,637,722	1,509,306
Class L	427,772	260,631
Institutional Class	1,700,050	891,266
Shares redeemed
Investor Class	(820,871)	(1,763,684)
Service Class	(7,101,794)	(7,001,794)
Class L	(930,361)	(668,226)
Institutional Class	(1,743,984)	(1,049,403)
Net Increase	4,961,767	3,982,454
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended December 31, 2019
Great-West Lifetime 2060 Fund	2019 (a)
OPERATIONS:
Net investment income	$16,677
Net realized gain	26,678
Net change in unrealized appreciation	12,742
Net Increase in Net Assets Resulting from Operations	56,097
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(970)
Service Class	(502)
Class L	(21,332)
Institutional Class	(781)
From Net Investment Income and Net Realized Gains	(23,585)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	42,777
Service Class	21,411
Class L	2,678,305
Institutional Class	32,139
Shares issued in reinvestment of distributions
Investor Class	970
Service Class	502
Class L	21,332
Institutional Class	781
Shares redeemed
Investor Class	(2)
Class L	(1,646,203)
Institutional Class	(15)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,151,997
Total Increase in Net Assets	1,184,509
NET ASSETS:
Beginning of Period	0
End of Period	$1,184,509
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,150
Service Class	2,111
Class L	267,079
Institutional Class	3,169
Shares issued in reinvestment of distributions
Investor Class	92
Service Class	48
Class L	2,022
Institutional Class	74
Shares redeemed
Class L	(166,759)
Institutional Class	(2)
Net Increase	111,984
(a)Fund commenced operations on May 2, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$12.72	0.27	1.63	1.90	(0.20)	(0.65)	(0.85)	$13.77	15.17%
12/31/2018	$14.12	0.33	(0.93)	(0.60)	(0.30)	(0.50)	(0.80)	$12.72	(4.42%)
12/31/2017	$13.26	0.27	1.20	1.47	(0.23)	(0.38)	(0.61)	$14.12	11.13%
12/31/2016	$12.71	0.34	0.58	0.92	(0.25)	(0.12)	(0.37)	$13.26	7.25%
12/31/2015	$13.78	0.26	(0.42)	(0.16)	(0.27)	(0.64)	(0.91)	$12.71	(1.15%)
Service Class
12/31/2019	$12.64	0.25	1.61	1.86	(0.17)	(0.65)	(0.82)	$13.68	14.96%
12/31/2018	$14.02	0.32	(0.92)	(0.60)	(0.28)	(0.50)	(0.78)	$12.64	(4.45%)
12/31/2017	$13.17	0.26	1.18	1.44	(0.21)	(0.38)	(0.59)	$14.02	10.98%
12/31/2016	$12.62	0.32	0.59	0.91	(0.24)	(0.12)	(0.36)	$13.17	7.18%
12/31/2015	$13.68	0.26	(0.43)	(0.17)	(0.25)	(0.64)	(0.89)	$12.62	(1.25%)
Class L
12/31/2019	$ 9.27	0.19	1.15	1.34	(0.19)	(0.65)	(0.84)	$ 9.77	14.83%
12/31/2018	$10.51	0.24	(0.69)	(0.45)	(0.29)	(0.50)	(0.79)	$ 9.27	(4.54%)
12/31/2017	$10.04	0.21	0.87	1.08	(0.23)	(0.38)	(0.61)	$10.51	10.83%
12/31/2016 (d)	$10.00	0.18	0.21	0.39	(0.25)	(0.10)	(0.35)	$10.04	3.93% (e)
Institutional Class
12/31/2019	$ 8.76	0.23	1.10	1.33	(0.28)	(0.65)	(0.93)	$ 9.16	15.53%
12/31/2018	$10.01	0.30	(0.68)	(0.38)	(0.37)	(0.50)	(0.87)	$ 8.76	(4.03%)
12/31/2017	$ 9.61	0.33	0.77	1.10	(0.32)	(0.38)	(0.70)	$10.01	11.54%
12/31/2016	$ 9.32	0.27	0.43	0.70	(0.29)	(0.12)	(0.41)	$ 9.61	7.57%
12/31/2015 (f)	$10.00	0.19	(0.50)	(0.31)	(0.29)	(0.08)	(0.37)	$ 9.32	(3.18%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 57,202	0.47%	0.43%	2.00%	17%
12/31/2018	$ 60,993	0.47%	0.44%	2.33%	43%
12/31/2017	$ 92,389	0.47%	0.44%	1.96%	22%
12/31/2016	$108,266	0.47%	0.45%	2.57%	33%
12/31/2015	$ 3,548	0.35%	0.34%	1.87%	46% (i)
Service Class
12/31/2019	$369,554	0.57%	0.53%	1.83%	17%
12/31/2018	$446,092	0.57%	0.54%	2.28%	43%
12/31/2017	$607,903	0.57%	0.54%	1.90%	22%
12/31/2016	$683,608	0.57%	0.55%	2.42%	33%
12/31/2015	$ 51,634	0.47%	0.45%	1.90%	46% (i)
Class L
12/31/2019	$288,035	0.72%	0.68%	1.88%	17%
12/31/2018	$245,206	0.72%	0.69%	2.32%	43%
12/31/2017	$260,469	0.72%	0.69%	1.97%	22%
12/31/2016 (d)	$187,837	0.72% (j)	0.69% (j)	2.58% (j)	33%
Institutional Class
12/31/2019	$ 87,560	0.12%	0.08%	2.46%	17%
12/31/2018	$ 73,205	0.12%	0.09%	3.06%	43%
12/31/2017	$ 43,287	0.12%	0.09%	3.25%	22%
12/31/2016	$ 12,066	0.12%	0.10%	2.75%	33%
12/31/2015 (f)	$ 10	0.12% (j)	0.09% (j)	2.98% (j)	46% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$10.00	0.22	1.40	1.62	(0.20)	(0.51)	(0.71)	$10.91	16.44%
12/31/2018	$11.12	0.29	(0.82)	(0.53)	(0.30)	(0.29)	(0.59)	$10.00	(4.94%)
12/31/2017	$10.28	0.45	0.82	1.27	(0.36)	(0.07)	(0.43)	$11.12	12.43%
12/31/2016 (d)	$10.00	0.24	0.24	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.84% (e)
Service Class
12/31/2019	$10.03	0.21	1.40	1.61	(0.19)	(0.51)	(0.70)	$10.94	16.24%
12/31/2018	$11.15	0.28	(0.82)	(0.54)	(0.29)	(0.29)	(0.58)	$10.03	(5.02%)
12/31/2017	$10.28	0.28	0.97	1.25	(0.31)	(0.07)	(0.38)	$11.15	12.30%
12/31/2016 (d)	$10.00	0.35	0.13	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.85% (e)
Class L
12/31/2019	$10.02	0.23	1.37	1.60	(0.19)	(0.51)	(0.70)	$10.92	16.13%
12/31/2018	$11.14	0.29	(0.85)	(0.56)	(0.27)	(0.29)	(0.56)	$10.02	(5.17%)
12/31/2017	$10.29	0.43	0.82	1.25	(0.33)	(0.07)	(0.40)	$11.14	12.24%
12/31/2016 (d)	$10.00	0.19	0.28	0.47	(0.17)	(0.01)	(0.18)	$10.29	4.76% (e)
Institutional Class
12/31/2019	$10.03	0.27	1.39	1.66	(0.26)	(0.51)	(0.77)	$10.92	16.80%
12/31/2018	$11.16	0.34	(0.83)	(0.49)	(0.35)	(0.29)	(0.64)	$10.03	(4.58%)
12/31/2017	$10.28	0.29	1.02	1.31	(0.36)	(0.07)	(0.43)	$11.16	12.81%
12/31/2016 (d)	$10.00	1.26	(0.76)	0.50	(0.21)	(0.01)	(0.22)	$10.28	5.03% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 14,883	0.47%	0.44%	2.02%	26%
12/31/2018	$ 15,119	0.47%	0.44%	2.65%	46%
12/31/2017	$ 11,305	0.47%	0.45%	4.08%	49%
12/31/2016 (d)	$ 3,016	0.47% (h)	0.45% (h)	3.50% (h)	36% (e)
Service Class
12/31/2019	$ 32,034	0.57%	0.54%	1.97%	26%
12/31/2018	$ 31,750	0.57%	0.54%	2.57%	46%
12/31/2017	$ 27,376	0.57%	0.55%	2.51%	49%
12/31/2016 (d)	$ 9,858	0.57% (h)	0.55% (h)	4.97% (h)	36% (e)
Class L
12/31/2019	$158,359	0.72%	0.69%	2.11%	26%
12/31/2018	$ 90,032	0.72%	0.69%	2.66%	46%
12/31/2017	$ 50,498	0.72%	0.70%	3.88%	49%
12/31/2016 (d)	$ 10	0.72% (h)	0.45% (h)	2.81% (h)	36% (e)
Institutional Class
12/31/2019	$ 57,786	0.12%	0.09%	2.49%	26%
12/31/2018	$ 43,938	0.12%	0.09%	3.10%	46%
12/31/2017	$ 21,434	0.12%	0.10%	2.62%	49%
12/31/2016 (d)	$ 2,557	0.12% (h)	0.10% (h)	17.84% (h)	36% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$13.19	0.28	2.05	2.33	(0.22)	(0.84)	(1.06)	$14.46	18.01%
12/31/2018	$15.08	0.32	(1.15)	(0.83)	(0.30)	(0.76)	(1.06)	$13.19	(5.73%)
12/31/2017	$13.97	0.29	1.66	1.95	(0.25)	(0.59)	(0.84)	$15.08	14.14%
12/31/2016	$13.33	0.37	0.70	1.07	(0.26)	(0.17)	(0.43)	$13.97	8.13%
12/31/2015	$15.57	0.28	(0.52)	(0.24)	(0.27)	(1.73)	(2.00)	$13.33	(1.43%)
Service Class
12/31/2019	$13.11	0.27	2.03	2.30	(0.20)	(0.84)	(1.04)	$14.37	17.89%
12/31/2018	$14.99	0.32	(1.16)	(0.84)	(0.28)	(0.76)	(1.04)	$13.11	(5.82%)
12/31/2017	$13.90	0.29	1.63	1.92	(0.24)	(0.59)	(0.83)	$14.99	13.96%
12/31/2016	$13.26	0.35	0.71	1.06	(0.25)	(0.17)	(0.42)	$13.90	8.07%
12/31/2015	$15.50	0.29	(0.54)	(0.25)	(0.26)	(1.73)	(1.99)	$13.26	(1.54%)
Class L
12/31/2019	$ 8.90	0.19	1.35	1.54	(0.23)	(0.84)	(1.07)	$ 9.37	17.68%
12/31/2018	$10.56	0.24	(0.84)	(0.60)	(0.30)	(0.76)	(1.06)	$ 8.90	(5.88%)
12/31/2017	$10.05	0.22	1.15	1.37	(0.27)	(0.59)	(0.86)	$10.56	13.81%
12/31/2016 (d)	$10.00	0.19	0.28	0.47	(0.27)	(0.15)	(0.42)	$10.05	4.72% (e)
Institutional Class
12/31/2019	$ 8.16	0.22	1.23	1.45	(0.30)	(0.84)	(1.14)	$ 8.47	18.43%
12/31/2018	$ 9.80	0.29	(0.78)	(0.49)	(0.39)	(0.76)	(1.15)	$ 8.16	(5.41%)
12/31/2017	$ 9.40	0.34	1.01	1.35	(0.36)	(0.59)	(0.95)	$ 9.80	14.56%
12/31/2016	$ 9.13	0.35	0.40	0.75	(0.31)	(0.17)	(0.48)	$ 9.40	8.37%
12/31/2015 (f)	$10.00	0.19	(0.58)	(0.39)	(0.31)	(0.17)	(0.48)	$ 9.13	(3.99%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 108,828	0.47%	0.45%	1.93%	22%
12/31/2018	$ 118,244	0.47%	0.45%	2.17%	39%
12/31/2017	$ 173,780	0.47%	0.45%	1.92%	21%
12/31/2016	$ 196,646	0.47%	0.46%	2.63%	27%
12/31/2015	$ 11,234	0.36%	0.35%	1.85%	35% (i)
Service Class
12/31/2019	$1,026,060	0.57%	0.55%	1.87%	22%
12/31/2018	$1,081,687	0.57%	0.55%	2.17%	39%
12/31/2017	$1,373,819	0.57%	0.55%	1.93%	21%
12/31/2016	$1,384,606	0.57%	0.56%	2.50%	27%
12/31/2015	$ 85,963	0.47%	0.46%	1.98%	35% (i)
Class L
12/31/2019	$ 307,685	0.72%	0.70%	1.96%	22%
12/31/2018	$ 221,557	0.72%	0.70%	2.29%	39%
12/31/2017	$ 203,493	0.72%	0.70%	2.05%	21%
12/31/2016 (d)	$ 133,562	0.72% (j)	0.71% (j)	2.67% (j)	27%
Institutional Class
12/31/2019	$ 212,287	0.12%	0.10%	2.48%	22%
12/31/2018	$ 157,901	0.12%	0.10%	2.97%	39%
12/31/2017	$ 105,501	0.12%	0.10%	3.42%	21%
12/31/2016	$ 24,853	0.12%	0.11%	3.68%	27%
12/31/2015 (f)	$ 10	0.11% (j)	0.11% (j)	2.98% (j)	35% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$10.13	0.23	1.75	1.98	(0.21)	(0.66)	(0.87)	$11.24	20.00%
12/31/2018	$11.61	0.28	(1.04)	(0.76)	(0.30)	(0.42)	(0.72)	$10.13	(6.74%)
12/31/2017	$10.40	0.35	1.32	1.67	(0.36)	(0.10)	(0.46)	$11.61	16.18%
12/31/2016 (d)	$10.00	0.26	0.34	0.60	(0.19)	(0.01)	(0.20)	$10.40	6.11% (e)
Service Class
12/31/2019	$10.15	0.22	1.76	1.98	(0.19)	(0.66)	(0.85)	$11.28	19.84%
12/31/2018	$11.64	0.27	(1.05)	(0.78)	(0.29)	(0.42)	(0.71)	$10.15	(6.82%)
12/31/2017	$10.40	0.30	1.37	1.67	(0.33)	(0.10)	(0.43)	$11.64	16.13%
12/31/2016 (d)	$10.00	0.56	0.05	0.61	(0.20)	(0.01)	(0.21)	$10.40	6.17% (e)
Class L
12/31/2019	$10.14	0.24	1.72	1.96	(0.19)	(0.66)	(0.85)	$11.25	19.77%
12/31/2018	$11.62	0.29	(1.08)	(0.79)	(0.27)	(0.42)	(0.69)	$10.14	(6.97%)
12/31/2017	$10.41	0.48	1.18	1.66	(0.35)	(0.10)	(0.45)	$11.62	16.04%
12/31/2016 (d)	$10.00	0.19	0.41	0.60	(0.18)	(0.01)	(0.19)	$10.41	6.03% (e)
Institutional Class
12/31/2019	$10.15	0.28	1.76	2.04	(0.27)	(0.66)	(0.93)	$11.26	20.52%
12/31/2018	$11.64	0.33	(1.05)	(0.72)	(0.35)	(0.42)	(0.77)	$10.15	(6.43%)
12/31/2017	$10.40	0.32	1.40	1.72	(0.38)	(0.10)	(0.48)	$11.64	16.60%
12/31/2016 (d)	$10.00	1.42	(0.80)	0.62	(0.21)	(0.01)	(0.22)	$10.40	6.32% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 10,577	0.47%	0.45%	2.09%	23%
12/31/2018	$ 8,157	0.47%	0.46%	2.45%	40%
12/31/2017	$ 6,011	0.47%	0.46%	3.09%	35%
12/31/2016 (d)	$ 3,810	0.47% (h)	0.46% (h)	3.71% (h)	17% (e)
Service Class
12/31/2019	$ 45,451	0.57%	0.55%	1.93%	23%
12/31/2018	$ 39,959	0.57%	0.56%	2.38%	40%
12/31/2017	$ 31,962	0.57%	0.56%	2.61%	35%
12/31/2016 (d)	$ 8,594	0.57% (h)	0.56% (h)	7.93% (h)	17% (e)
Class L
12/31/2019	$142,140	0.72%	0.70%	2.16%	23%
12/31/2018	$ 71,812	0.72%	0.71%	2.56%	40%
12/31/2017	$ 39,597	0.72%	0.71%	4.12%	35%
12/31/2016 (d)	$ 11	0.72% (h)	0.47% (h)	2.83% (h)	17% (e)
Institutional Class
12/31/2019	$ 78,245	0.12%	0.10%	2.52%	23%
12/31/2018	$ 49,277	0.12%	0.11%	2.81%	40%
12/31/2017	$ 24,430	0.12%	0.11%	2.84%	35%
12/31/2016 (d)	$ 2,605	0.12% (h)	0.11% (h)	19.81% (h)	17% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$12.71	0.25	2.51	2.76	(0.20)	(1.09)	(1.29)	$14.18	22.17%
12/31/2018	$15.26	0.29	(1.44)	(1.15)	(0.26)	(1.14)	(1.40)	$12.71	(7.87%)
12/31/2017	$13.75	0.27	2.22	2.49	(0.26)	(0.72)	(0.98)	$15.26	18.36%
12/31/2016	$13.05	0.35	0.82	1.17	(0.24)	(0.23)	(0.47)	$13.75	9.04%
12/31/2015	$16.51	0.27	(0.59)	(0.32)	(0.25)	(2.89)	(3.14)	$13.05	(1.62%)
Service Class
12/31/2019	$12.50	0.24	2.47	2.71	(0.19)	(1.09)	(1.28)	$13.93	22.09%
12/31/2018	$15.03	0.28	(1.42)	(1.14)	(0.25)	(1.14)	(1.39)	$12.50	(7.95%)
12/31/2017	$13.57	0.27	2.16	2.43	(0.25)	(0.72)	(0.97)	$15.03	18.13%
12/31/2016	$12.88	0.33	0.82	1.15	(0.23)	(0.23)	(0.46)	$13.57	8.98%
12/31/2015	$16.34	0.28	(0.61)	(0.33)	(0.24)	(2.89)	(3.13)	$12.88	(1.74%)
Class L
12/31/2019	$ 8.67	0.18	1.66	1.84	(0.22)	(1.09)	(1.31)	$ 9.20	21.84%
12/31/2018	$10.91	0.21	(1.04)	(0.83)	(0.27)	(1.14)	(1.41)	$ 8.67	(8.08%)
12/31/2017	$10.11	0.22	1.58	1.80	(0.28)	(0.72)	(1.00)	$10.91	18.06%
12/31/2016 (d)	$10.00	0.19	0.37	0.56	(0.25)	(0.20)	(0.45)	$10.11	5.63% (e)
Institutional Class
12/31/2019	$ 7.85	0.20	1.50	1.70	(0.29)	(1.09)	(1.38)	$ 8.17	22.58%
12/31/2018	$10.05	0.27	(0.97)	(0.70)	(0.36)	(1.14)	(1.50)	$ 7.85	(7.56%)
12/31/2017	$ 9.41	0.37	1.36	1.73	(0.37)	(0.72)	(1.09)	$10.05	18.69%
12/31/2016	$ 9.07	0.39	0.47	0.86	(0.29)	(0.23)	(0.52)	$ 9.41	9.56%
12/31/2015 (f)	$10.00	0.18	(0.65)	(0.47)	(0.29)	(0.17)	(0.46)	$ 9.07	(4.81%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 98,420	0.47%	0.46%	1.80%	23%
12/31/2018	$ 105,406	0.47%	0.46%	1.89%	37%
12/31/2017	$ 162,090	0.47%	0.46%	1.82%	22%
12/31/2016	$ 175,123	0.47%	0.47%	2.58%	25%
12/31/2015	$ 7,131	0.36%	0.35%	1.72%	27% (i)
Service Class
12/31/2019	$ 984,866	0.57%	0.56%	1.76%	23%
12/31/2018	$ 978,371	0.57%	0.56%	1.90%	37%
12/31/2017	$1,248,639	0.57%	0.56%	1.85%	22%
12/31/2016	$1,190,559	0.57%	0.57%	2.43%	25%
12/31/2015	$ 69,647	0.47%	0.47%	1.83%	27% (i)
Class L
12/31/2019	$ 262,129	0.72%	0.71%	1.91%	23%
12/31/2018	$ 179,262	0.72%	0.71%	1.94%	37%
12/31/2017	$ 183,489	0.72%	0.71%	2.01%	22%
12/31/2016 (d)	$ 115,848	0.72% (j)	0.71% (j)	2.71% (j)	25%
Institutional Class
12/31/2019	$ 202,044	0.12%	0.11%	2.41%	23%
12/31/2018	$ 143,007	0.12%	0.11%	2.74%	37%
12/31/2017	$ 90,164	0.12%	0.11%	3.64%	22%
12/31/2016	$ 21,727	0.12%	0.11%	4.05%	25%
12/31/2015 (f)	$ 10	0.12% (j)	0.12% (j)	2.85% (j)	27% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$ 9.91	0.23	2.08	2.31	(0.21)	(0.82)	(1.03)	$11.19	23.83%
12/31/2018	$11.68	0.24	(1.23)	(0.99)	(0.32)	(0.46)	(0.78)	$ 9.91	(8.76%)
12/31/2017	$10.45	0.16	1.86	2.02	(0.51)	(0.28)	(0.79)	$11.68	19.53%
12/31/2016 (d)	$10.00	0.24	0.46	0.70	(0.22)	(0.03)	(0.25)	$10.45	7.09% (e)
Service Class
12/31/2019	$ 9.94	0.21	2.10	2.31	(0.19)	(0.82)	(1.01)	$11.24	23.63%
12/31/2018	$11.72	0.25	(1.27)	(1.02)	(0.30)	(0.46)	(0.76)	$ 9.94	(8.85%)
12/31/2017	$10.44	0.30	1.71	2.01	(0.45)	(0.28)	(0.73)	$11.72	19.34%
12/31/2016 (d)	$10.00	0.55	0.15	0.70	(0.23)	(0.03)	(0.26)	$10.44	7.08% (e)
Class L
12/31/2019	$ 9.95	0.24	2.04	2.28	(0.18)	(0.82)	(1.00)	$11.23	23.47%
12/31/2018	$11.71	0.27	(1.29)	(1.02)	(0.28)	(0.46)	(0.74)	$ 9.95	(8.97%)
12/31/2017	$10.46	0.53	1.47	2.00	(0.47)	(0.28)	(0.75)	$11.71	19.22%
12/31/2016 (d)	$10.00	0.19	0.50	0.69	(0.20)	(0.03)	(0.23)	$10.46	7.04% (e)
Institutional Class
12/31/2019	$ 9.97	0.27	2.10	2.37	(0.26)	(0.82)	(1.08)	$11.26	24.18%
12/31/2018	$11.74	0.31	(1.28)	(0.97)	(0.34)	(0.46)	(0.80)	$ 9.97	(8.40%)
12/31/2017	$10.46	0.33	1.72	2.05	(0.49)	(0.28)	(0.77)	$11.74	19.78%
12/31/2016 (d)	$10.00	1.47	(0.74)	0.73	(0.24)	(0.03)	(0.27)	$10.46	7.44% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 5,112	0.47%	0.46%	2.13%	22%
12/31/2018	$ 3,638	0.47%	0.46%	2.05%	36%
12/31/2017	$ 3,616	0.47%	0.46%	1.40%	60%
12/31/2016 (d)	$ 10,771	0.47% (h)	0.46% (h)	3.38% (h)	40% (e)
Service Class
12/31/2019	$ 36,469	0.57%	0.56%	1.90%	22%
12/31/2018	$ 27,649	0.57%	0.56%	2.18%	36%
12/31/2017	$ 20,851	0.57%	0.57%	2.61%	60%
12/31/2016 (d)	$ 4,646	0.57% (h)	0.56% (h)	7.76% (h)	40% (e)
Class L
12/31/2019	$102,348	0.72%	0.71%	2.15%	22%
12/31/2018	$ 48,495	0.72%	0.71%	2.33%	36%
12/31/2017	$ 26,149	0.72%	0.72%	4.49%	60%
12/31/2016 (d)	$ 11	0.72% (h)	0.47% (h)	2.75% (h)	40% (e)
Institutional Class
12/31/2019	$ 49,238	0.12%	0.11%	2.39%	22%
12/31/2018	$ 31,825	0.12%	0.11%	2.63%	36%
12/31/2017	$ 12,975	0.12%	0.11%	2.82%	60%
12/31/2016 (d)	$ 1,821	0.12% (h)	0.12% (h)	20.33% (h)	40% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$12.58	0.22	2.80	3.02	(0.19)	(1.25)	(1.44)	$14.16	24.59%
12/31/2018	$15.38	0.27	(1.64)	(1.37)	(0.24)	(1.19)	(1.43)	$12.58	(9.36%)
12/31/2017	$13.60	0.25	2.50	2.75	(0.25)	(0.72)	(0.97)	$15.38	20.43%
12/31/2016	$12.82	0.34	0.88	1.22	(0.23)	(0.21)	(0.44)	$13.60	9.53%
12/31/2015	$17.18	0.27	(0.66)	(0.39)	(0.24)	(3.73)	(3.97)	$12.82	(1.90%)
Service Class
12/31/2019	$12.11	0.23	2.66	2.89	(0.18)	(1.25)	(1.43)	$13.57	24.51%
12/31/2018	$14.86	0.26	(1.59)	(1.33)	(0.23)	(1.19)	(1.42)	$12.11	(9.43%)
12/31/2017	$13.18	0.26	2.38	2.64	(0.24)	(0.72)	(0.96)	$14.86	20.27%
12/31/2016	$12.44	0.31	0.86	1.17	(0.22)	(0.21)	(0.43)	$13.18	9.40%
12/31/2015	$16.78	0.27	(0.66)	(0.39)	(0.22)	(3.73)	(3.95)	$12.44	(1.92%)
Class L
12/31/2019	$ 8.79	0.18	1.87	2.05	(0.21)	(1.25)	(1.46)	$ 9.38	24.31%
12/31/2018	$11.22	0.20	(1.19)	(0.99)	(0.25)	(1.19)	(1.44)	$ 8.79	(9.55%)
12/31/2017	$10.18	0.22	1.80	2.02	(0.26)	(0.72)	(0.98)	$11.22	20.14%
12/31/2016 (d)	$10.00	0.19	0.40	0.59	(0.23)	(0.18)	(0.41)	$10.18	5.94% (e)
Institutional Class
12/31/2019	$ 7.95	0.21	1.69	1.90	(0.28)	(1.25)	(1.53)	$ 8.32	25.14%
12/31/2018	$10.33	0.27	(1.12)	(0.85)	(0.34)	(1.19)	(1.53)	$ 7.95	(9.01%)
12/31/2017	$ 9.47	0.40	1.54	1.94	(0.36)	(0.72)	(1.08)	$10.33	20.76%
12/31/2016	$ 9.06	0.37	0.52	0.89	(0.27)	(0.21)	(0.48)	$ 9.47	9.88%
12/31/2015 (f)	$10.00	0.18	(0.70)	(0.52)	(0.27)	(0.15)	(0.42)	$ 9.06	(5.23%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 44,077	0.47%	0.46%	1.59%	24%
12/31/2018	$ 52,347	0.47%	0.46%	1.74%	33%
12/31/2017	$ 82,795	0.47%	0.46%	1.68%	22%
12/31/2016	$ 95,070	0.47%	0.47%	2.55%	23%
12/31/2015	$ 1,918	0.36%	0.35%	1.67%	28% (i)
Service Class
12/31/2019	$606,808	0.57%	0.56%	1.70%	24%
12/31/2018	$581,048	0.57%	0.56%	1.74%	33%
12/31/2017	$733,375	0.57%	0.56%	1.82%	22%
12/31/2016	$671,090	0.57%	0.57%	2.36%	23%
12/31/2015	$ 36,770	0.47%	0.47%	1.77%	28% (i)
Class L
12/31/2019	$138,790	0.72%	0.71%	1.85%	24%
12/31/2018	$ 95,073	0.72%	0.71%	1.82%	33%
12/31/2017	$ 93,630	0.72%	0.71%	1.95%	22%
12/31/2016 (d)	$ 58,663	0.72% (j)	0.72% (j)	2.68% (j)	23%
Institutional Class
12/31/2019	$129,174	0.12%	0.11%	2.40%	24%
12/31/2018	$ 87,290	0.12%	0.11%	2.64%	33%
12/31/2017	$ 57,098	0.12%	0.11%	3.82%	22%
12/31/2016	$ 11,297	0.12%	0.12%	3.94%	23%
12/31/2015 (f)	$ 9	0.12% (j)	0.11% (j)	2.80% (j)	28% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$10.20	0.24	2.23	2.47	(0.21)	(0.84)	(1.05)	$11.62	24.82%
12/31/2018	$12.14	0.30	(1.42)	(1.12)	(0.32)	(0.50)	(0.82)	$10.20	(9.54%)
12/31/2017	$10.50	0.25	1.90	2.15	(0.39)	(0.12)	(0.51)	$12.14	20.59%
12/31/2016 (d)	$10.00	0.26	0.44	0.70	(0.19)	(0.01)	(0.20)	$10.50	7.15% (e)
Service Class
12/31/2019	$10.22	0.22	2.25	2.47	(0.19)	(0.84)	(1.03)	$11.66	24.80%
12/31/2018	$12.17	0.26	(1.41)	(1.15)	(0.30)	(0.50)	(0.80)	$10.22	(9.70%)
12/31/2017	$10.50	0.35	1.81	2.16	(0.37)	(0.12)	(0.49)	$12.17	20.67%
12/31/2016 (d)	$10.00	0.45	0.26	0.71	(0.20)	(0.01)	(0.21)	$10.50	7.16% (e)
Class L
12/31/2019	$10.21	0.24	2.21	2.45	(0.19)	(0.84)	(1.03)	$11.63	24.54%
12/31/2018	$12.15	0.28	(1.43)	(1.15)	(0.29)	(0.50)	(0.79)	$10.21	(9.78%)
12/31/2017	$10.51	0.47	1.67	2.14	(0.38)	(0.12)	(0.50)	$12.15	20.46%
12/31/2016 (d)	$10.00	0.18	0.52	0.70	(0.18)	(0.01)	(0.19)	$10.51	7.05% (e)
Institutional Class
12/31/2019	$10.24	0.29	2.24	2.53	(0.27)	(0.84)	(1.11)	$11.66	25.28%
12/31/2018	$12.19	0.32	(1.41)	(1.09)	(0.36)	(0.50)	(0.86)	$10.24	(9.21%)
12/31/2017	$10.51	0.34	1.87	2.21	(0.41)	(0.12)	(0.53)	$12.19	21.16%
12/31/2016 (d)	$10.00	1.43	(0.70)	0.73	(0.21)	(0.01)	(0.22)	$10.51	7.45% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 3,124	0.47%	0.46%	2.07%	21%
12/31/2018	$ 2,166	0.47%	0.47%	2.49%	33%
12/31/2017	$ 1,304	0.47%	0.46%	2.15%	35%
12/31/2016 (d)	$ 1,198	0.47% (h)	0.46% (h)	3.66% (h)	17% (e)
Service Class
12/31/2019	$29,274	0.57%	0.56%	1.91%	21%
12/31/2018	$20,800	0.57%	0.57%	2.14%	33%
12/31/2017	$14,786	0.57%	0.57%	2.99%	35%
12/31/2016 (d)	$ 2,637	0.57% (h)	0.56% (h)	6.37% (h)	17% (e)
Class L
12/31/2019	$39,877	0.72%	0.71%	2.09%	21%
12/31/2018	$18,965	0.72%	0.72%	2.31%	33%
12/31/2017	$10,409	0.73%	0.72%	3.89%	35%
12/31/2016 (d)	$ 11	0.72% (h)	0.47% (h)	2.69% (h)	17% (e)
Institutional Class
12/31/2019	$32,461	0.12%	0.11%	2.52%	21%
12/31/2018	$17,395	0.12%	0.12%	2.61%	33%
12/31/2017	$ 8,929	0.12%	0.12%	2.88%	35%
12/31/2016 (d)	$ 899	0.12% (h)	0.12% (h)	19.78% (h)	17% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$15.10	0.28	3.41	3.69	(0.20)	(1.38)	(1.58)	$17.21	24.70%
12/31/2018	$18.35	0.32	(2.08)	(1.76)	(0.26)	(1.23)	(1.49)	$15.10	(9.75%)
12/31/2017	$16.04	0.30	3.01	3.31	(0.29)	(0.71)	(1.00)	$18.35	20.80%
12/31/2016	$15.10	0.42	1.00	1.42	(0.27)	(0.21)	(0.48)	$16.04	9.44%
12/31/2015	$17.45	0.30	(0.71)	(0.41)	(0.25)	(1.69)	(1.94)	$15.10	(2.17%)
Service Class
12/31/2019	$14.68	0.29	3.24	3.53	(0.20)	(1.38)	(1.58)	$16.63	24.70%
12/31/2018	$17.83	0.31	(1.98)	(1.67)	(0.25)	(1.23)	(1.48)	$14.68	(9.82%)
12/31/2017	$15.62	0.32	2.88	3.20	(0.28)	(0.71)	(0.99)	$17.83	20.67%
12/31/2016	$14.71	0.37	1.01	1.38	(0.26)	(0.21)	(0.47)	$15.62	9.39%
12/31/2015	$17.05	0.30	(0.71)	(0.41)	(0.24)	(1.69)	(1.93)	$14.71	(2.26%)
Class L
12/31/2019	$ 8.57	0.18	1.82	2.00	(0.25)	(1.38)	(1.63)	$ 8.94	24.47%
12/31/2018	$11.13	0.21	(1.24)	(1.03)	(0.30)	(1.23)	(1.53)	$ 8.57	(10.03%)
12/31/2017	$10.12	0.25	1.80	2.05	(0.33)	(0.71)	(1.04)	$11.13	20.53%
12/31/2016 (d)	$10.00	0.19	0.40	0.59	(0.28)	(0.19)	(0.47)	$10.12	5.88% (e)
Institutional Class
12/31/2019	$ 7.68	0.21	1.62	1.83	(0.32)	(1.38)	(1.70)	$ 7.81	25.19%
12/31/2018	$10.17	0.27	(1.14)	(0.87)	(0.39)	(1.23)	(1.62)	$ 7.68	(9.43%)
12/31/2017	$ 9.34	0.44	1.51	1.95	(0.41)	(0.71)	(1.12)	$10.17	21.24%
12/31/2016	$ 8.99	0.42	0.46	0.88	(0.32)	(0.21)	(0.53)	$ 9.34	9.87%
12/31/2015 (f)	$10.00	0.18	(0.74)	(0.56)	(0.29)	(0.16)	(0.45)	$ 8.99	(5.67%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 18,634	0.47%	0.46%	1.65%	26%
12/31/2018	$ 20,048	0.47%	0.46%	1.74%	36%
12/31/2017	$ 38,953	0.47%	0.46%	1.71%	25%
12/31/2016	$ 41,159	0.47%	0.47%	2.66%	20%
12/31/2015	$ 320	0.36%	0.36%	1.74%	26% (i)
Service Class
12/31/2019	$289,415	0.57%	0.56%	1.78%	26%
12/31/2018	$248,803	0.57%	0.56%	1.77%	36%
12/31/2017	$287,723	0.57%	0.56%	1.86%	25%
12/31/2016	$244,187	0.57%	0.57%	2.42%	20%
12/31/2015	$ 10,004	0.48%	0.47%	1.84%	26% (i)
Class L
12/31/2019	$ 26,352	0.72%	0.71%	1.96%	26%
12/31/2018	$ 16,384	0.72%	0.71%	1.92%	36%
12/31/2017	$ 14,498	0.72%	0.71%	2.23%	25%
12/31/2016 (d)	$ 7,380	0.72% (j)	0.71% (j)	2.62% (j)	20%
Institutional Class
12/31/2019	$ 75,956	0.12%	0.11%	2.52%	26%
12/31/2018	$ 46,123	0.12%	0.11%	2.78%	36%
12/31/2017	$ 26,985	0.12%	0.11%	4.30%	25%
12/31/2016	$ 2,797	0.12%	0.12%	4.43%	20%
12/31/2015 (f)	$ 9	0.12% (j)	0.12% (j)	2.71% (j)	26% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019 (d)	$10.00	0.43	0.42	0.85	(0.23)	(0.04)	(0.27)	$10.58	8.56% (e)
Service Class
12/31/2019 (d)	$10.00	0.30	0.56	0.86	(0.23)	(0.04)	(0.27)	$10.59	8.58% (e)
Class L
12/31/2019 (d)	$10.00	0.32	0.52	0.84	(0.22)	(0.04)	(0.26)	$10.58	8.45% (e)
Institutional Class
12/31/2019 (d)	$10.00	0.38	0.50	0.88	(0.25)	(0.04)	(0.29)	$10.59	8.80% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019 (d)	$ 45	0.47% (h)	0.46% (h)	6.20% (h)	243% (e)
Service Class
12/31/2019 (d)	$ 23	0.57% (h)	0.48% (h)	4.34% (h)	243% (e)
Class L
12/31/2019 (d)	$1,082	0.72% (h)	0.71% (h)	4.62% (h)	243% (e)
Institutional Class
12/31/2019 (d)	$ 34	0.12% (h)	0.11% (h)	5.03% (h)	243% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on May 2, 2019.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2020 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2030 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime 2040 Fund, the Great-West Lifetime 2045 Fund, the Great-West Lifetime 2050 Fund, the Great-West Lifetime 2055 Fund and the Great-West Lifetime 2060 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Annual Report - December 31, 2019

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
Great-West Lifetime 2015 Fund
	2019	2018
Ordinary income	$13,687,276	$21,769,809
Long-term capital gain	45,141,343	36,486,441
	$58,828,619	$58,256,250
Great-West Lifetime 2020 Fund
	2019	2018
Ordinary income	$4,574,200	$4,875,013
Long-term capital gain	11,152,825	4,666,090
	$15,727,025	$9,541,103
Great-West Lifetime 2025 Fund
	2019	2018
Ordinary income	$30,055,451	$39,354,730
Long-term capital gain	109,940,297	98,205,617
	$139,995,748	$137,560,347

Annual Report - December 31, 2019

Great-West Lifetime 2030 Fund
	2019	2018
Ordinary income	$4,822,614	$4,562,270
Long-term capital gain	13,958,831	6,287,136
	$18,781,445	$10,849,406
Great-West Lifetime 2035 Fund
	2019	2018
Ordinary income	$27,183,752	$31,510,700
Long-term capital gain	131,060,432	133,463,006
	$158,244,184	$164,973,706
Great-West Lifetime 2040 Fund
	2019	2018
Ordinary income	$3,253,576	$3,084,133
Long-term capital gain	11,606,968	4,612,789
	$14,860,544	$7,696,922
Great-West Lifetime 2045 Fund
	2019	2018
Ordinary income	$15,573,038	$17,153,504
Long-term capital gain	88,496,950	81,042,182
	$104,069,988	$98,195,686
Great-West Lifetime 2050 Fund
	2019	2018
Ordinary income	$1,803,199	$1,650,346
Long-term capital gain	6,428,667	2,563,454
	$8,231,866	$4,213,800
Great-West Lifetime 2055 Fund
	2019	2018
Ordinary income	$7,039,493	$6,981,558
Long-term capital gain	37,522,321	29,672,830
	$44,561,814	$36,654,388
Great-West Lifetime 2060 Fund
2019
Ordinary income	$19,648
Long-term capital gain	3,937
$23,585
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Great-West Lifetime 2060 Fund has reclassified $285 from Paid-in capital to Undistributed/accumulated earnings for December 31, 2019. Net assets of each Fund were unaffected by the reclassifications.

Annual Report - December 31, 2019

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Great-West Lifetime 2015 Fund
Undistributed net investment income	$2,657,137
Undistributed long-term capital gains	15,825,747
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(14,451,470)
Tax composition of capital	$4,031,414
Great-West Lifetime 2020 Fund
Undistributed net investment income	$374,350
Undistributed long-term capital gains	5,729,500
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(5,577,577)
Tax composition of capital	$526,273
Great-West Lifetime 2025 Fund
Undistributed net investment income	$3,681,891
Undistributed long-term capital gains	44,815,127
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(22,945,780)
Tax composition of capital	$25,551,238
Great-West Lifetime 2030 Fund
Undistributed net investment income	$190,654
Undistributed long-term capital gains	8,225,553
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(7,733,035)
Tax composition of capital	$683,172
Great-West Lifetime 2035 Fund
Undistributed net investment income	$1,176,402
Undistributed long-term capital gains	55,620,803
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(26,706,152)
Tax composition of capital	$30,091,053
Great-West Lifetime 2040 Fund
Undistributed net investment income	$54,529
Undistributed long-term capital gains	7,227,186
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(7,026,445)
Tax composition of capital	$255,270

Annual Report - December 31, 2019

Great-West Lifetime 2045 Fund
Undistributed net investment income	$467,763
Undistributed long-term capital gains	37,435,585
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(23,902,060)
Tax composition of capital	$14,001,288
Great-West Lifetime 2050 Fund
Undistributed net investment income	$30,976
Undistributed long-term capital gains	4,074,847
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(3,232,982)
Tax composition of capital	$872,841
Great-West Lifetime 2055 Fund
Undistributed net investment income	$199,187
Undistributed long-term capital gains	16,592,331
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(13,850,792)
Tax composition of capital	$2,940,726
Great-West Lifetime 2060 Fund
Undistributed net investment income	$1,112
Undistributed long-term capital gains	44,453
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(12,768)
Tax composition of capital	$32,797
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Lifetime 2015 Fund	$817,170,701	$12,633,794	$(27,085,264)	$(14,451,470)
Great-West Lifetime 2020 Fund	268,756,612	1,916,869	(7,494,446)	(5,577,577)
Great-West Lifetime 2025 Fund	1,678,535,317	37,999,725	(60,945,505)	(22,945,780)
Great-West Lifetime 2030 Fund	284,260,551	8,010,061	(15,743,096)	(7,733,035)
Great-West Lifetime 2035 Fund	1,574,857,619	44,252,639	(70,958,791)	(26,706,152)
Great-West Lifetime 2040 Fund	200,278,428	3,052,951	(10,079,396)	(7,026,445)
Great-West Lifetime 2045 Fund	943,160,960	25,419,563	(49,321,623)	(23,902,060)
Great-West Lifetime 2050 Fund	108,011,551	2,186,591	(5,419,573)	(3,232,982)
Great-West Lifetime 2055 Fund	424,378,956	9,494,459	(23,345,251)	(13,850,792)
Great-West Lifetime 2060 Fund	1,197,949	9,989	(22,757)	(12,768)

Annual Report - December 31, 2019

2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to Investor Class, Service Class and Class L shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the year ended December 31, 2019.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2019, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	8,527,672	$88,739,641	$ 11,052,501	$ 19,770,689	$ (139,136)	$ 4,999,436	$ 2,522,227	$ 85,020,889	10.60%
Great-West Core Bond Fund Institutional Class	4,157,662	43,577,389	4,985,450	9,554,585	(18,287)	2,734,673	1,297,286	41,742,927	5.20

Annual Report - December 31, 2019

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Global Bond Fund Institutional Class	4,935,895	$45,202,570	$ 5,913,272	$ 6,965,016	$ 216,186	$ 25,437	$ 1,732,953	$ 44,176,263	5.51%
Great-West High Yield Bond Fund Institutional Class	2,747,953	27,080,469	2,708,400	5,753,015	243,692	2,234,579	1,285,285	26,270,433	3.27
Great-West Inflation-Protected Securities Fund Institutional Class	10,134,060	97,915,624	16,253,205	18,809,493	(292,802)	4,562,497	2,188,904	99,921,833	12.45
Great-West Multi-Sector Bond Fund Institutional Class	3,549,413	35,748,402	3,376,759	8,144,926	(375,506)	3,413,576	1,040,182	34,393,811	4.29
Great-West Short Duration Bond Fund Institutional Class	3,790,943	37,156,460	6,236,564	6,761,843	(13,053)	1,050,788	1,111,671	37,681,969	4.70
					(378,906)	19,020,986	11,178,508	369,208,125	46.02
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	247,574	3,148,969	408,423	891,012	294,812	376,309	12,634	3,042,689	0.38
Great-West Emerging Markets Equity Fund Institutional Class	1,160,090	11,648,160	1,524,720	5,161,293	(665,989)	2,835,256	160,078	10,846,843	1.35
Great-West International Growth Fund Institutional Class	1,841,034	18,098,608	941,587	7,531,954	(475,605)	5,760,657	127,270	17,268,898	2.15
Great-West International Index Fund Institutional Class	3,778,488	40,219,077	4,120,191	10,990,704	1,640,093	5,040,874	1,203,631	38,389,438	4.79
Great-West International Value Fund Institutional Class	2,552,397	22,158,491	2,344,931	8,441,036	(1,394,650)	5,045,934	539,438	21,108,320	2.63
Great-West Large Cap Growth Fund Institutional Class	2,928,569	31,857,751	5,997,624	11,851,887	1,994,972	3,633,630	100,859	29,637,118	3.69
Great-West Large Cap Value Fund Institutional Class	4,839,354	18,624,587	21,713,634 (a)	8,501,265	(771,996)	3,780,693	879,746	35,617,649	4.44
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	909,600	7,621,247	933,928	3,695,525	(680,278)	2,271,610	48,322	7,131,260	0.89
Great-West Mid Cap Value Fund Institutional Class	1,314,311	12,750,426	1,401,911	4,103,716	159,854	2,135,038	171,891	12,183,659	1.52
Great-West Putnam Equity Income Fund Institutional Class	-	18,652,323	1,116,540	22,221,592 (b)	391,845	2,452,729	160,019	-	-
Great-West Real Estate Index Fund Institutional Class	1,423,172	13,412,298	2,650,776	5,152,256	(215,610)	2,267,760	239,458	13,178,578	1.64
Great-West S&P 500® Index Fund Institutional Class	6,709,661	69,079,799	12,068,736	24,793,868	1,518,387	8,863,238	2,038,754	65,217,905	8.13
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,129,250	29,507,393	4,845,576	10,793,682	372,270	4,353,623	523,796	27,912,910	3.48
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,668,164	14,196,390	3,315,721	6,642,716	(927,281)	2,359,145	254,043	13,228,540	1.65
Great-West Small Cap Growth Fund Institutional Class	108,940	-	1,608,259	425,129	(6,673)	17,388	925	1,200,518	0.15
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,530,558	13,655,906	1,875,590	5,762,309	(153,474)	2,903,833	100,902	12,673,020	1.58
					1,080,677	54,097,717	6,561,766	308,637,345	38.47

Annual Report - December 31, 2019

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	88,135,281	$86,559,236	$ 14,181,178	$ 13,916,152	$ -	$ -	$ 1,311,019	$ 88,135,281	10.98%
					0	0	1,311,019	88,135,281	10.98
				Total	$ 701,771	$73,118,703	$19,051,293	$765,980,751	95.47%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,905,573	$19,904,330	$ 12,650,806	$ 4,790,326	$ 21,093	$ 1,203,757	$ 747,758	$ 28,968,567	11.01%
Great-West Core Bond Fund Institutional Class	1,415,819	9,759,021	6,051,168	2,267,029	20,203	671,665	376,095	14,214,825	5.40
Great-West Global Bond Fund Institutional Class	1,575,255	9,487,572	6,382,505	1,767,528	(36,310)	(4,021)	499,308	14,098,528	5.36
Great-West High Yield Bond Fund Institutional Class	895,196	5,809,575	3,373,317	1,265,700	(65,179)	640,878	375,601	8,558,070	3.25
Great-West Inflation-Protected Securities Fund Institutional Class	2,533,128	16,045,765	11,564,619	3,454,480	(68,632)	820,741	499,166	24,976,645	9.50
Great-West Multi-Sector Bond Fund Institutional Class	1,198,589	7,933,573	4,601,146	1,736,737	(47,490)	816,349	292,891	11,614,331	4.42
Great-West Short Duration Bond Fund Institutional Class	984,860	6,343,885	4,525,965	1,273,320	(4,542)	192,976	250,567	9,789,506	3.72
					(180,857)	4,342,345	3,041,386	112,220,472	42.66
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	89,288	777,316	445,848	306,838	8,149	181,024	4,236	1,097,350	0.42
Great-West Emerging Markets Equity Fund Institutional Class	465,638	3,110,682	1,873,521	1,543,955	(203,408)	913,467	64,276	4,353,715	1.65
Great-West International Growth Fund Institutional Class	700,256	4,674,484	1,982,554	2,084,538	(378,394)	1,995,902	48,462	6,568,402	2.50
Great-West International Index Fund Institutional Class	1,443,804	10,189,809	5,578,964	3,288,927	(242,685)	2,189,202	458,396	14,669,048	5.58
Great-West International Value Fund Institutional Class	976,499	5,859,103	3,002,764	2,764,757	(907,037)	1,978,539	205,471	8,075,649	3.07
Great-West Large Cap Growth Fund Institutional Class	1,075,739	7,909,415	5,115,990	3,704,027	(265,251)	1,565,099	31,382	10,886,477	4.14
Great-West Large Cap Value Fund Institutional Class	1,760,255	4,546,182	9,901,695 (a)	2,657,176	(522,926)	1,164,778	291,425	12,955,479	4.92
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	364,210	2,044,880	1,145,466	953,240	(143,663)	618,303	17,505	2,855,409	1.08
Great-West Mid Cap Value Fund Institutional Class	474,218	3,094,530	1,672,623	1,209,759	(200,611)	838,607	56,925	4,396,001	1.67

Annual Report - December 31, 2019

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Putnam Equity Income Fund Institutional Class	-	$ 4,543,694	$ 1,836,664	7,430,020 (b)	$ (159,025)	$ 1,049,662	$ 47,925	$ -	-%
Great-West Real Estate Index Fund Institutional Class	476,230	2,942,885	2,074,157	$ 1,004,213	37,431	397,058	67,135	4,409,887	1.68
Great-West S&P 500® Index Fund Institutional Class	2,467,820	17,113,918	10,389,700	6,914,882	(905,904)	3,398,479	675,933	23,987,215	9.12
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,141,223	7,194,404	4,446,165	3,069,010	(422,486)	1,608,148	172,919	10,179,707	3.87
Great-West S&P Small Cap 600® Index Fund Institutional Class	674,897	3,861,079	2,796,688	2,076,846	(404,659)	771,008	92,781	5,351,929	2.03
Great-West Small Cap Growth Fund Institutional Class	45,323	-	577,080	88,159	(1,020)	10,544	382	499,465	0.19
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	557,840	3,388,423	1,843,432	1,488,282	(185,981)	875,340	35,307	4,618,913	1.76
					(4,897,470)	19,555,160	2,270,460	114,904,646	43.68
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	22,845,670	14,800,171	10,541,375	2,777,899	-	-	282,023	22,845,670	8.68
					0	0	282,023	22,845,670	8.68
				Total	$(5,078,327)	$23,897,505	$5,593,869	$249,970,788	95.02%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	17,820,017	$166,080,888	$ 36,659,961	$ 34,560,379	$ (183,053)	$ 9,485,097	$ 5,077,256	$ 177,665,567	10.74%
Great-West Core Bond Fund Institutional Class	8,675,077	81,625,543	16,382,979	16,123,578	25,472	5,212,827	2,586,114	87,097,771	5.26
Great-West Global Bond Fund Institutional Class	9,122,630	75,625,780	16,254,172	10,322,036	212,231	89,618	3,110,616	81,647,534	4.94
Great-West High Yield Bond Fund Institutional Class	5,300,598	46,928,687	8,115,538	8,778,412	(20,386)	4,407,905	2,402,239	50,673,718	3.06
Great-West Inflation-Protected Securities Fund Institutional Class	11,248,213	97,162,334	26,744,012	17,544,272	(234,583)	4,545,305	2,362,948	110,907,379	6.70
Great-West Multi-Sector Bond Fund Institutional Class	7,307,122	65,953,576	11,047,202	12,563,535	(573,116)	6,368,774	2,034,196	70,806,017	4.28
Great-West Short Duration Bond Fund Institutional Class	4,616,740	40,731,965	10,981,974	6,970,856	2,937	1,147,313	1,306,801	45,890,396	2.77
					(770,498)	31,256,839	18,880,170	624,688,382	37.75
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	644,366	7,763,138	1,078,408	2,142,824	465,636	1,220,541	32,623	7,919,263	0.48

Annual Report - December 31, 2019

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	3,675,565	$ 34,625,987	$ 5,329,635	$ 13,984,553	$(1,770,274)	$ 8,395,465	$ 507,099	$ 34,366,534	2.08%
Great-West International Growth Fund Institutional Class	5,265,261	48,254,187	3,631,265	17,715,069	(620,876)	15,217,767	363,635	49,388,150	2.98
Great-West International Index Fund Institutional Class	10,829,522	107,012,065	13,576,974	27,458,830	1,351,159	16,897,738	3,442,667	110,027,947	6.65
Great-West International Value Fund Institutional Class	7,323,550	59,182,262	7,591,447	19,844,848	(3,666,565)	13,636,896	1,543,526	60,565,757	3.66
Great-West Large Cap Growth Fund Institutional Class	7,495,613	77,033,857	17,094,254	28,034,476	4,039,082	9,761,970	255,731	75,855,605	4.58
Great-West Large Cap Value Fund Institutional Class	12,505,826	44,812,945	56,450,828 (a)	19,692,969	(2,170,550)	10,472,076	2,238,982	92,042,880	5.56
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,822,838	22,162,962	3,002,198	9,499,883	(1,743,802)	6,465,772	148,796	22,131,049	1.34
Great-West Mid Cap Value Fund Institutional Class	3,400,632	30,698,645	3,741,383	9,136,338	(575,464)	6,220,172	440,313	31,523,862	1.90
Great-West Putnam Equity Income Fund Institutional Class	-	44,861,976	3,052,313	54,410,034 (b)	(414,492)	6,495,745	405,406	-	-
Great-West Real Estate Index Fund Institutional Class	2,980,231	26,044,342	5,991,299	8,800,083	(365,371)	4,361,384	490,958	27,596,942	1.67
Great-West S&P 500® Index Fund Institutional Class	17,343,436	166,762,572	34,190,418	55,193,890	2,484,377	22,819,100	5,198,196	168,578,200	10.19
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,058,181	71,301,843	12,890,575	24,215,170	(378,916)	11,901,722	1,336,521	71,878,970	4.34
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,223,536	41,360,096	10,670,753	16,417,742	(1,689,321)	5,809,531	782,826	41,422,638	2.50
Great-West Small Cap Growth Fund Institutional Class	344,705	-	4,473,006	730,964	(6,052)	56,604	2,914	3,798,646	0.23
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,912,180	32,998,337	5,093,136	12,622,197	(148,186)	6,923,570	256,252	32,392,846	1.96
					(5,209,615)	146,656,053	17,446,445	829,489,289	50.12
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	107,098,023	94,705,377	25,405,853	14,523,949	-	-	1,510,742	107,098,023	6.47
					0	0	1,510,742	107,098,023	6.47
				Total	$(5,980,113)	$177,912,892	$37,837,357	$1,561,275,694	94.34%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,568,631	$14,926,001	$ 12,758,038	$ 2,995,388	$ 10,087	$ 920,602	$ 615,953	$ 25,609,253	9.27%

Annual Report - December 31, 2019

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Core Bond Fund Institutional Class	1,252,075	$ 7,315,213	$ 6,124,740	$ 1,392,283	$ 11,767	$ 523,161	$ 303,181	$ 12,570,831	4.55%
Great-West Global Bond Fund Institutional Class	1,263,464	6,511,194	5,815,875	990,126	(18,461)	(28,941)	374,918	11,308,002	4.09
Great-West High Yield Bond Fund Institutional Class	741,495	4,093,527	3,231,291	682,833	(32,672)	446,704	290,805	7,088,689	2.56
Great-West Inflation-Protected Securities Fund Institutional Class	1,144,442	6,083,080	6,001,446	1,109,962	(21,354)	309,640	212,305	11,284,204	4.08
Great-West Multi-Sector Bond Fund Institutional Class	1,047,863	5,887,724	4,689,773	1,048,874	(27,557)	625,174	228,211	10,153,797	3.67
Great-West Short Duration Bond Fund Institutional Class	505,506	2,769,074	2,634,585	462,634	(1,157)	83,704	119,607	5,024,729	1.82
					(79,347)	2,880,044	2,144,980	83,039,505	30.04
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	123,581	950,293	622,309	279,615	14,185	225,831	5,393	1,518,818	0.55
Great-West Emerging Markets Equity Fund Institutional Class	789,794	4,746,357	3,185,845	1,925,504	(257,855)	1,377,875	108,502	7,384,573	2.67
Great-West International Growth Fund Institutional Class	1,076,690	6,280,025	3,080,693	1,925,407	(365,675)	2,664,040	73,925	10,099,351	3.65
Great-West International Index Fund Institutional Class	2,207,778	13,901,160	8,652,751	2,986,904	(150,724)	2,864,019	698,722	22,431,026	8.12
Great-West International Value Fund Institutional Class	1,489,941	7,690,984	4,730,413	2,292,139	(707,392)	2,192,555	313,018	12,321,813	4.46
Great-West Large Cap Growth Fund Institutional Class	1,426,089	9,583,692	6,512,852	3,381,942	(164,509)	1,717,416	40,452	14,432,018	5.22
Great-West Large Cap Value Fund Institutional Class	2,426,062	5,568,057	13,313,492 (a)	2,172,140	(426,452)	1,146,408	385,175	17,855,817	6.46
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	595,096	3,003,833	1,936,216	1,172,352	(186,016)	897,854	27,595	4,665,551	1.69
Great-West Mid Cap Value Fund Institutional Class	658,970	3,815,904	2,423,265	1,134,633	(194,558)	1,004,121	76,123	6,108,657	2.21
Great-West Putnam Equity Income Fund Institutional Class	-	5,575,429	2,322,437	9,207,572 (b)	(102,625)	1,309,706	61,571	-	-
Great-West Real Estate Index Fund Institutional Class	505,115	2,809,509	2,334,197	849,279	23,059	382,936	67,859	4,677,363	1.69
Great-West S&P 500® Index Fund Institutional Class	3,322,562	20,769,644	13,945,199	6,016,877	(614,686)	3,597,334	901,495	32,295,300	11.68
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,551,537	8,858,002	6,242,357	3,145,667	(432,122)	1,885,015	230,421	13,839,707	5.01
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,094,055	5,582,142	4,603,289	2,489,689	(478,949)	980,114	147,581	8,675,856	3.14
Great-West Small Cap Growth Fund Institutional Class	72,625	-	1,152,042	365,156	(5,423)	13,438	611	800,324	0.29
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	747,982	4,115,130	2,532,754	1,497,372	(186,756)	1,042,779	47,320	6,193,291	2.24
					(4,236,498)	23,301,441	3,185,763	163,299,465	59.08

Annual Report - December 31, 2019

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	11,758,880	$ 6,437,890	$ 6,148,770	$ 959,187	$ -	$ -	$ 131,407	$ 11,758,880	4.25%
					0	0	131,407	11,758,880	4.25
				Total	$(4,315,845)	$26,181,485	$5,462,150	$258,097,850	93.37%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	10,774,161	$ 90,556,003	$ 30,382,152	$ 18,429,455	$ 169,907	$ 4,909,683	$ 2,938,537	$ 107,418,383	6.94%
Great-West Core Bond Fund Institutional Class	5,249,601	44,391,776	14,107,649	8,371,621	300,517	2,578,187	1,476,434	52,705,991	3.40
Great-West Global Bond Fund Institutional Class	5,119,737	38,159,770	13,131,833	5,402,151	155,173	(67,802)	1,662,532	45,821,650	2.96
Great-West High Yield Bond Fund Institutional Class	3,038,255	24,251,745	6,512,613	3,939,348	71,885	2,220,711	1,317,524	29,045,721	1.88
Great-West Inflation-Protected Securities Fund Institutional Class	3,183,366	24,073,894	10,562,756	4,373,178	(60,281)	1,124,513	635,985	31,387,985	2.03
Great-West Multi-Sector Bond Fund Institutional Class	4,372,506	35,572,092	9,712,516	6,094,050	14,243	3,179,029	1,132,103	42,369,587	2.74
Great-West Short Duration Bond Fund Institutional Class	1,586,770	12,441,343	5,107,792	2,127,613	(3,834)	350,971	426,672	15,772,493	1.02
					647,610	14,295,292	9,589,787	324,521,810	20.97
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	792,258	9,022,667	1,256,113	2,121,996	413,540	1,580,069	38,737	9,736,853	0.63
Great-West Emerging Markets Equity Fund Institutional Class	5,581,485	49,489,795	7,355,954	16,381,712	(2,019,893)	11,722,852	769,723	52,186,889	3.37
Great-West International Growth Fund Institutional Class	7,246,111	61,988,188	4,511,738	18,588,824	(799,753)	20,057,420	500,285	67,968,522	4.39
Great-West International Index Fund Institutional Class	14,863,526	137,519,735	16,887,525	27,149,026	33,539	23,755,191	4,732,998	151,013,425	9.76
Great-West International Value Fund Institutional Class	10,042,304	75,877,537	9,436,310	19,183,897	(3,906,554)	16,919,907	2,121,418	83,049,857	5.37
Great-West Large Cap Growth Fund Institutional Class	9,060,634	89,922,096	19,141,526	30,808,587	2,648,510	13,438,578	306,279	91,693,613	5.92
Great-West Large Cap Value Fund Institutional Class	15,546,200	52,530,513	68,774,279 (a)	19,408,618	(3,516,795)	12,523,857	2,733,222	114,420,031	7.39
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,138,981	30,574,753	4,226,450	10,723,763	(1,778,319)	8,372,167	213,496	32,449,607	2.10
Great-West Mid Cap Value Fund Institutional Class	4,236,512	36,058,525	4,317,032	8,926,393	(1,089,978)	7,823,299	538,491	39,272,463	2.54

Annual Report - December 31, 2019

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Putnam Equity Income Fund Institutional Class	-	$ 52,583,215	$ 3,110,423	64,634,918 (b)	$ (960,364)	$ 8,941,280	$ 486,711	$ -	-%
Great-West Real Estate Index Fund Institutional Class	2,835,464	23,444,970	5,906,469	$ 6,993,860	(318,264)	3,898,816	455,962	26,256,395	1.70
Great-West S&P 500® Index Fund Institutional Class	21,236,844	195,094,270	37,656,720	52,758,454	3,078,791	26,429,584	6,332,555	206,422,120	13.34
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,900,607	83,459,085	14,723,057	25,521,780	(2,144,694)	15,653,056	1,625,433	88,313,418	5.71
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,587,235	56,804,369	14,989,874	18,342,444	(1,150,562)	6,714,978	1,124,808	60,166,777	3.89
Great-West Small Cap Growth Fund Institutional Class	503,796	-	6,466,587	1,006,609	(501)	91,854	4,273	5,551,832	0.36
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,745,324	38,494,110	5,738,397	13,276,840	(372,823)	8,335,613	311,464	39,291,280	2.54
					(11,884,120)	186,258,521	22,295,855	1,067,793,082	69.01
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	36,793,074	29,042,750	11,709,534	4,442,210	-	-	483,000	36,793,074	2.38
					0	0	483,000	36,793,074	2.38
				Total	$(11,236,510)	$200,553,813	$32,368,642	$1,429,107,966	92.36%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	898,999	$ 4,762,829	$ 5,153,523	$ 1,241,279	$ 13,762	$ 287,948	$ 207,151	$ 8,963,021	4.64%
Great-West Core Bond Fund Institutional Class	438,733	2,336,228	2,477,337	577,813	6,313	169,128	100,838	4,404,880	2.28
Great-West Global Bond Fund Institutional Class	416,146	1,955,047	2,157,157	376,111	(6,588)	(11,587)	119,105	3,724,506	1.93
Great-West High Yield Bond Fund Institutional Class	249,325	1,260,872	1,236,761	256,781	(12,858)	142,695	94,647	2,383,547	1.23
Great-West Inflation-Protected Securities Fund Institutional Class	156,187	707,902	967,615	171,961	(2,990)	36,448	27,471	1,540,004	0.80
Great-West Multi-Sector Bond Fund Institutional Class	365,600	1,868,105	1,892,434	426,495	(12,301)	208,614	74,429	3,542,658	1.83
Great-West Short Duration Bond Fund Institutional Class	94,924	464,073	568,203	102,072	533	13,342	21,385	943,546	0.49
					(14,129)	846,588	645,026	25,502,162	13.20
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	108,023	769,382	539,658	172,274	8,614	190,842	4,463	1,327,608	0.69

Annual Report - December 31, 2019

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	836,951	$ 4,628,864	$ 3,493,385	$ 1,652,112	$ (223,476)	$ 1,355,354	$ 114,893	$ 7,825,491	4.05%
Great-West International Growth Fund Institutional Class	1,034,855	5,543,241	3,263,009	1,502,347	(292,771)	2,403,042	71,111	9,706,945	5.02
Great-West International Index Fund Institutional Class	2,121,531	12,266,186	8,883,154	2,167,902	(124,544)	2,573,319	672,482	21,554,757	11.16
Great-West International Value Fund Institutional Class	1,432,239	6,815,189	4,866,018	1,710,488	(533,898)	1,873,896	301,378	11,844,615	6.13
Great-West Large Cap Growth Fund Institutional Class	1,224,872	7,724,028	5,950,860	2,630,470	(114,956)	1,351,287	33,229	12,395,705	6.42
Great-West Large Cap Value Fund Institutional Class	2,114,109	4,485,442	11,410,324 (a)	1,110,901	(212,867)	774,978	326,324	15,559,843	8.05
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	606,048	2,809,774	1,943,376	824,472	(142,588)	822,736	27,256	4,751,414	2.46
Great-West Mid Cap Value Fund Institutional Class	575,451	3,063,849	2,110,116	611,650	(106,692)	772,112	64,812	5,334,427	2.76
Great-West Putnam Equity Income Fund Institutional Class	-	4,489,659	2,006,173	7,568,715 (b)	(81,249)	1,072,883	50,690	-	-
Great-West Real Estate Index Fund Institutional Class	358,061	1,878,076	1,785,487	593,031	23,985	245,118	46,348	3,315,650	1.72
Great-West S&P 500® Index Fund Institutional Class	2,881,017	16,754,165	12,475,229	3,972,677	(388,181)	2,746,765	764,607	28,003,482	14.50
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,341,616	7,128,939	5,347,767	1,933,475	(258,628)	1,423,985	194,888	11,967,216	6.19
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,110,613	5,241,413	4,561,935	1,805,520	(364,741)	809,331	146,339	8,807,159	4.56
Great-West Small Cap Growth Fund Institutional Class	73,172	-	1,012,290	221,252	(5,341)	15,314	618	806,352	0.42
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	640,198	3,306,391	2,267,556	1,105,875	(140,220)	832,771	40,314	5,300,843	2.74
					(2,957,553)	19,263,733	2,859,752	148,501,507	76.87
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,213,314	1,092,944	1,315,432	218,416	-	-	23,354	2,213,314	1.14
					0	0	23,354	2,213,314	1.14
				Total	$(2,971,682)	$20,110,321	$3,528,132	$176,216,983	91.21%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,010,325	$ 25,338,234	$ 9,538,977	$ 6,270,864	$ 33,499	$ 1,406,596	$ 823,120	$ 30,012,943	3.26%

Annual Report - December 31, 2019

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Core Bond Fund Institutional Class	1,471,805	$ 12,415,571	$ 4,515,123	$ 2,865,086	$ 101,292	$ 711,317	$ 414,494	$ 14,776,925	1.61%
Great-West Global Bond Fund Institutional Class	1,355,468	10,204,346	3,755,865	1,840,189	12,370	11,419	445,164	12,131,441	1.32
Great-West High Yield Bond Fund Institutional Class	815,944	6,548,885	1,891,735	1,166,285	90,465	526,084	356,619	7,800,419	0.85
Great-West Inflation-Protected Securities Fund Institutional Class	214,174	1,297,491	1,067,197	313,158	(4,405)	60,227	39,215	2,111,757	0.23
Great-West Multi-Sector Bond Fund Institutional Class	1,212,925	9,867,837	3,107,308	2,093,907	14,533	872,003	316,652	11,753,241	1.28
Great-West Short Duration Bond Fund Institutional Class	212,486	1,619,889	795,274	349,288	(981)	46,238	56,496	2,112,113	0.23
					246,773	3,633,884	2,451,760	80,698,839	8.78
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	530,352	5,718,962	963,669	1,213,975	225,568	1,049,373	24,980	6,518,029	0.71
Great-West Emerging Markets Equity Fund Institutional Class	4,511,931	38,172,827	6,450,221	11,451,630	(1,441,184)	9,015,138	622,042	42,186,556	4.59
Great-West International Growth Fund Institutional Class	5,329,395	43,310,366	5,228,407	12,826,713	(641,491)	14,277,666	367,599	49,989,726	5.44
Great-West International Index Fund Institutional Class	10,931,081	95,935,937	15,014,392	16,432,866	155,340	16,542,314	3,478,660	111,059,777	12.09
Great-West International Value Fund Institutional Class	7,383,799	52,985,266	8,510,956	12,083,275	(2,506,097)	11,651,074	1,558,886	61,064,021	6.64
Great-West Large Cap Growth Fund Institutional Class	5,941,395	57,273,651	13,402,155	19,453,974	1,230,087	8,905,089	197,019	60,126,921	6.54
Great-West Large Cap Value Fund Institutional Class	10,404,167	33,379,741	46,660,986 (a)	11,172,974	(2,378,891)	7,706,915	1,790,474	76,574,668	8.33
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,196,428	22,539,294	3,639,851	7,222,465	(1,248,767)	6,103,313	161,697	25,059,993	2.73
Great-West Mid Cap Value Fund Institutional Class	2,833,067	22,941,421	3,429,902	5,083,131	(675,098)	4,974,335	353,520	26,262,527	2.86
Great-West Putnam Equity Income Fund Institutional Class	-	33,410,285	2,650,670	42,139,062 (b)	(665,923)	6,078,107	312,307	-	-
Great-West Real Estate Index Fund Institutional Class	1,701,457	13,843,052	4,194,901	4,581,645	(207,395)	2,299,186	271,737	15,755,494	1.71
Great-West S&P 500® Index Fund Institutional Class	14,081,672	124,227,668	25,742,745	29,854,199	1,786,852	16,757,638	4,139,182	136,873,852	14.90
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,568,966	53,109,278	10,837,103	15,350,216	(1,499,623)	9,999,010	1,062,217	58,595,175	6.38
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,849,388	41,840,272	12,259,750	12,527,982	(841,271)	4,813,605	853,006	46,385,645	5.05
Great-West Small Cap Growth Fund Institutional Class	382,429	-	4,677,840	524,074	(3,599)	60,602	3,242	4,214,368	0.46
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,106,331	24,519,348	4,107,130	8,354,162	(415,330)	5,448,105	203,321	25,720,421	2.80
					(9,126,822)	125,681,470	15,399,889	746,387,173	81.23

Annual Report - December 31, 2019

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,049,691	$ 3,884,255	$ 1,852,577	$ 752,478	$ -	$ -	$ 65,337	$ 5,049,691	0.55%
					0	0	65,337	5,049,691	0.55
				Total	$(8,880,049)	$129,315,354	$17,916,986	$832,135,703	90.56%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	295,271	$1,628,602	$ 1,650,435	$ 441,076	$ 3,641	$ 105,890	$ 71,481	$ 2,943,851	2.81%
Great-West Core Bond Fund Institutional Class	143,488	796,202	787,912	203,330	2,478	59,833	35,170	1,440,617	1.37
Great-West Global Bond Fund Institutional Class	133,294	660,559	662,848	127,241	(2,369)	(3,186)	40,304	1,192,980	1.14
Great-West High Yield Bond Fund Institutional Class	79,697	420,867	377,852	85,181	(4,026)	48,361	31,785	761,899	0.73
Great-West Multi-Sector Bond Fund Institutional Class	118,590	636,633	586,544	145,878	(3,937)	71,842	26,523	1,149,141	1.10
Great-West Short Duration Bond Fund Institutional Class	14,717	76,003	85,396	17,375	129	2,265	3,506	146,289	0.14
					(4,084)	285,005	208,769	7,634,777	7.29
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	60,343	409,491	306,885	79,938	5,043	105,177	2,479	741,615	0.71
Great-West Emerging Markets Equity Fund Institutional Class	557,650	2,976,002	2,341,194	984,560	(126,256)	881,391	76,825	5,214,027	4.98
Great-West International Growth Fund Institutional Class	629,426	3,223,377	2,075,169	818,548	(147,530)	1,424,022	43,388	5,904,020	5.64
Great-West International Index Fund Institutional Class	1,291,153	7,137,703	5,593,752	1,132,316	(39,556)	1,518,973	410,328	13,118,112	12.53
Great-West International Value Fund Institutional Class	872,026	3,972,909	3,050,543	891,335	(267,482)	1,079,539	183,948	7,211,656	6.89
Great-West Large Cap Growth Fund Institutional Class	663,857	4,120,109	3,191,320	1,305,761	(30,847)	712,563	18,532	6,718,231	6.41
Great-West Large Cap Value Fund Institutional Class	1,173,057	2,385,909	6,566,983 (a)	808,017	(163,862)	488,823	182,892	8,633,698	8.24
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	383,655	1,726,689	1,217,899	446,894	(82,339)	510,159	17,431	3,007,853	2.87
Great-West Mid Cap Value Fund Institutional Class	319,151	1,637,196	1,190,843	283,298	(47,757)	413,784	36,149	2,958,525	2.82
Great-West Putnam Equity Income Fund Institutional Class	-	2,387,456	1,240,399	4,183,751 (b)	(29,018)	555,896	28,307	-	-
Great-West Real Estate Index Fund Institutional Class	195,544	1,018,661	972,811	318,787	11,052	138,052	26,206	1,810,737	1.73

Annual Report - December 31, 2019

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	1,580,040	$8,899,209	$ 6,702,159	$ 1,673,990	$ (136,918)	$ 1,430,615	$ 423,030	$15,357,993	14.66%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	736,160	3,792,244	2,923,315	887,826	(102,277)	738,818	107,920	6,566,551	6.27
Great-West S&P Small Cap 600® Index Fund Institutional Class	704,414	3,209,118	2,904,558	1,004,100	(197,402)	476,427	93,489	5,586,003	5.33
Great-West Small Cap Growth Fund Institutional Class	46,394	-	544,286	42,984	(198)	9,959	392	511,261	0.49
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	347,468	1,762,877	1,201,444	532,707	(66,437)	445,422	22,015	2,877,036	2.75
					(1,421,784)	10,929,620	1,673,331	86,217,318	82.32
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	334,261	181,098	185,865	36,581	-	-	3,879	334,261	0.32
					0	0	3,879	334,261	0.32
				Total	$(1,425,868)	$11,214,625	$1,885,979	$94,186,356	89.93%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,080,908	$ 8,587,164	$ 4,023,361	$ 2,346,595	$ (6,004)	$ 512,719	$ 290,985	$ 10,776,649	2.62%
Great-West Core Bond Fund Institutional Class	526,483	4,224,982	1,878,038	1,091,878	11,881	274,745	146,702	5,285,887	1.29
Great-West Global Bond Fund Institutional Class	513,426	3,685,993	1,643,676	754,443	(15,906)	19,941	169,360	4,595,167	1.12
Great-West High Yield Bond Fund Institutional Class	291,385	2,206,687	821,146	457,895	(5,250)	215,703	126,683	2,785,641	0.68
Great-West Multi-Sector Bond Fund Institutional Class	435,715	3,358,348	1,344,097	762,245	27,047	281,880	113,122	4,222,080	1.03
Great-West Short Duration Bond Fund Institutional Class	53,613	428,064	189,993	97,216	580	12,070	14,728	532,911	0.13
					12,348	1,317,058	861,580	28,198,335	6.87
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	230,061	2,222,686	631,394	451,061	89,867	424,425	10,377	2,827,444	0.69
Great-West Emerging Markets Equity Fund Institutional Class	2,334,538	17,859,130	5,229,619	5,701,419	(722,837)	4,440,605	321,936	21,827,935	5.32
Great-West International Growth Fund Institutional Class	2,519,069	18,388,542	3,900,511	4,807,969	(98,283)	6,147,781	173,818	23,628,865	5.76
Great-West International Index Fund Institutional Class	5,165,944	40,789,604	10,618,954	6,103,779	125,625	7,181,215	1,644,702	52,485,994	12.79
Great-West International Value Fund Institutional Class	3,489,427	22,477,737	5,995,015	4,495,691	(882,360)	4,880,498	737,051	28,857,559	7.03

Annual Report - December 31, 2019

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	2,509,136	$22,191,781	$ 7,378,242	$ 7,036,236	$ 1,025,226	$ 2,858,668	$ 80,813	$ 25,392,455	6.19%
Great-West Large Cap Value Fund Institutional Class	4,477,056	12,969,132	21,031,954 (a)	3,529,704	(446,974)	2,479,752	750,858	32,951,134	8.03
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,562,662	10,018,153	2,512,793	3,136,121	(655,543)	2,856,444	77,194	12,251,269	2.98
Great-West Mid Cap Value Fund Institutional Class	1,220,323	8,888,616	2,332,515	1,742,845	(115,878)	1,834,104	148,429	11,312,390	2.76
Great-West Putnam Equity Income Fund Institutional Class	-	12,973,666	1,956,959	17,248,632 (b)	(131,773)	2,318,007	127,417	-	-
Great-West Real Estate Index Fund Institutional Class	768,648	5,716,240	2,542,083	1,958,765	29,513	818,123	118,537	7,117,681	1.73
Great-West S&P 500® Index Fund Institutional Class	6,016,609	48,063,376	13,633,675	10,271,294	37,447	7,055,683	1,729,309	58,481,440	14.25
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,804,469	20,612,222	6,213,563	5,408,401	(294,715)	3,598,477	443,897	25,015,861	6.10
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,866,085	18,563,759	7,549,186	5,744,869	(636,229)	2,359,981	409,243	22,728,057	5.54
Great-West Small Cap Growth Fund Institutional Class	189,508	-	2,407,011	358,893	(1,023)	40,259	1,606	2,088,377	0.51
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,312,783	9,512,178	2,386,061	3,054,347	(62,662)	2,025,955	85,477	10,869,847	2.65
					(2,740,599)	51,319,977	6,860,664	337,836,308	82.33
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,229,593	953,754	458,878	199,449	-	-	16,410	1,229,593	0.30
					0	0	16,410	1,229,593	0.30
				Total	$(2,728,251)	$52,637,035	$7,738,654	$367,264,236	89.50%
(a) Includes assets received as part of the Fund's reorganization.
(b) Includes assets sold as part of the Fund's reorganization.
Great-West Lifetime 2060 Fund(a)
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,013	$-	$ 67,854	$ 37,503	$ 506	$ (307)	$ 344	$ 30,044	2.54%
Great-West Core Bond Fund Institutional Class	1,473	-	33,261	18,415	197	(54)	135	14,792	1.25
Great-West Global Bond Fund Institutional Class	1,523	-	30,832	17,008	(97)	(196)	267	13,628	1.15
Great-West High Yield Bond Fund Institutional Class	816	-	17,254	9,500	21	43	172	7,797	0.66
Great-West Multi-Sector Bond Fund Institutional Class	1,222	-	26,225	14,528	85	147	40	11,844	1.00

Annual Report - December 31, 2019

Great-West Lifetime 2060 Fund(a)
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
Great-West Short Duration Bond Fund Institutional Class	143	$-	$ 3,185	$ 1,759	$ 6	$ (5)	$ 16	$ 1,421	0.12%
					718	(372)	974	79,526	6.72
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	644	-	16,927	9,525	(360)	517	14	7,919	0.67
Great-West Emerging Markets Equity Fund Institutional Class	7,163	-	148,683	87,416	(2,212)	5,705	988	66,972	5.65
Great-West International Growth Fund Institutional Class	7,406	-	148,422	84,187	112	5,229	512	69,464	5.86
Great-West International Index Fund Institutional Class	15,183	-	333,943	184,939	(2,336)	5,255	4,830	154,259	13.02
Great-West International Value Fund Institutional Class	10,257	-	183,263	101,467	(1,297)	3,025	2,166	84,821	7.16
Great-West Large Cap Growth Fund Institutional Class	6,966	-	172,927	97,491	(851)	(4,937)	59	70,499	5.95
Great-West Large Cap Value Fund Institutional Class	12,586	-	165,441 (b)	75,082	(2,039)	2,272	1,170	92,631	7.82
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,653	-	81,069	45,898	(1,099)	1,312	114	36,483	3.08
Great-West Mid Cap Value Fund Institutional Class	3,419	-	68,053	37,926	(917)	1,564	234	31,691	2.68
Great-West Putnam Equity Income Fund Institutional Class	-	-	81,236	81,236 (c)	(900)	-	13	-	-
Great-West Real Estate Index Fund Institutional Class	2,231	-	46,981	25,358	155	(960)	66	20,663	1.75
Great-West S&P 500® Index Fund Institutional Class	16,758	-	376,436	207,455	(2,921)	(6,091)	2,757	162,890	13.75
Great-West S&P Mid Cap 400® Index Fund Institutional Class	7,813	-	158,774	88,949	(2,196)	(136)	674	69,689	5.88
Great-West S&P Small Cap 600® Index Fund Institutional Class	8,529	-	154,160	85,186	(1,807)	(1,336)	692	67,638	5.71
Great-West Small Cap Growth Fund Institutional Class	568	-	13,103	7,134	(253)	285	5	6,254	0.53
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,647	-	72,692	41,778	(689)	(713)	203	30,201	2.55
					(19,610)	10,991	14,497	972,074	82.06
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,432	-	7,662	4,245	-	-	15	3,432	0.29
					0	0	15	3,432	0.29
				Total	$(18,892)	$10,619	$15,486	$1,055,032	89.07%
(a) Fund commenced operations on May 2, 2019.
(b) Includes assets received as part of the Fund's reorganization.
(c) Includes assets sold as part of the Fund's reorganization.

Annual Report - December 31, 2019

3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime 2015 Fund	$139,391,294	$244,308,803
Great-West Lifetime 2020 Fund	120,907,020	59,449,660
Great-West Lifetime 2025 Fund	359,671,074	474,032,800
Great-West Lifetime 2030 Fund	134,180,196	51,106,315
Great-West Lifetime 2035 Fund	349,856,908	418,036,746
Great-West Lifetime 2040 Fund	96,110,721	33,581,334
Great-West Lifetime 2045 Fund	213,286,160	244,633,708
Great-West Lifetime 2050 Fund	51,713,088	17,279,390
Great-West Lifetime 2055 Fund	119,878,475	97,157,209
Great-West Lifetime 2060 Fund	2,705,952	1,511,815
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, Great-West Lifetime 2055 Fund, and Great-West Lifetime 2060 Fund, ten of the funds of Great-West Funds, Inc. (collectively, the “Funds”), as of December 31, 2019, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2019, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of Operation	Statements of Changes in Net Assets	Financial Highlights
Great-West Lifetime 2015 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2045 Fund, and Great-West Lifetime 2055 Fund	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019	For each of the five years in the period ended December 31, 2019
Great-West Lifetime 2020 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2040 Fund, and Great- West Lifetime 2050 Fund	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019	For each of the three years in the period ended December 31, 2019 and for the period from April 28, 2016 (commencement of operations) to December 31, 2016)
Great-West Lifetime 2060 Fund	For the period from May 2, 2019 (commencement of operations) to December 31, 2019	For the period from May 2, 2019 (commencement of operations) to December 31, 2019	For the period from May 2, 2019 (commencement of operations) to December 31, 2019

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Lifetime 2015 Fund	$ 244,775	$2,822,809
Great-West Lifetime 2020 Fund	94,621	1,088,336
Great-West Lifetime 2025 Fund	719,909	8,255,890
Great-West Lifetime 2030 Fund	148,922	1,702,505
Great-West Lifetime 2035 Fund	1,017,208	11,594,533
Great-West Lifetime 2040 Fund	147,606	1,676,805
Great-West Lifetime 2045 Fund	769,904	8,723,742
Great-West Lifetime 2050 Fund	92,361	1,043,290
Great-West Lifetime 2055 Fund	374,764	4,221,286
Great-West Lifetime 2060 Fund	1,117	12,545
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Lifetime 2015 Fund	26%
Great-West Lifetime 2020 Fund	29%
Great-West Lifetime 2025 Fund	33%
Great-West Lifetime 2030 Fund	37%
Great-West Lifetime 2035 Fund	46%
Great-West Lifetime 2040 Fund	47%
Great-West Lifetime 2045 Fund	53%
Great-West Lifetime 2050 Fund	47%
Great-West Lifetime 2055 Fund	49%
Great-West Lifetime 2060 Fund	26%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020